UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI U.S. Value Index Fund Fidelity® SAI U.S. Value Index Fund : FSWCX

This annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 11	0.11%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained roughly 27% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+20%). Communication services rose roughly 14%, utilities gained approximately 51%, and consumer discretionary advanced approximately 3%. Other contributors included the consumer staples (+2%), real estate (+9%), materials (+1%) and industrials (-1%) sectors.
•Conversely, health care returned about -14% and detracted most. This group was hampered by the health care equipment & services industry (-19%). Energy (-7%) also hurt.
•Turning to individual stocks, the top contributor was Nvidia (+51%), from the semiconductors & semiconductor equipment industry. Cisco Systems (+44%), a stock in the technology hardware & equipment group, also lifted the fund. Wells Fargo (+39%), a stock in the banks industry, helped as well. In telecommunication services, AT&T gained 49% and further contributed. Lastly, Microsoft (+29%), from the software & services industry, also helped.
•In contrast, the biggest detractor was Elevance Health (-46%), from the health care equipment & services category. Within the same group, UnitedHealth Group (-17%) and Centene (-66%) also hindered the fund. Lastly, Pfizer (-18%) and Merck (-11%), within the pharmaceuticals, biotechnology & life sciences group, further detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
December 19, 2017 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Value Index Fund	8.59%	15.46%	8.97%
Fidelity U.S. Value Focus Index℠	8.66%	15.58%	9.04%
S&P 500® Index	16.33%	15.88%	13.83%
A    From December 19, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,767,744,687
Number of Holdings	204
Total Advisory Fee	$4,919,201
Portfolio Turnover	61%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.4
Information Technology	22.7
Health Care	15.4
Energy	13.4
Communication Services	7.9
Consumer Discretionary	4.8
Consumer Staples	4.0
Industrials	3.0
Materials	2.7
Utilities	0.7
Real Estate	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.6
Switzerland - 0.8
United Kingdom - 0.2
Bailiwick Of Jersey - 0.2
Bermuda - 0.1
Puerto Rico - 0.1
Belgium - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	4.2
Exxon Mobil Corp	4.0
Microsoft Corp	3.7
Bank of America Corp	3.5
Cisco Systems Inc	3.3
Wells Fargo & Co	3.2
Chevron Corp	3.1
UnitedHealth Group Inc	2.8
Apple Inc	2.5
Merck & Co Inc	2.4
32.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913551.101    3056-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI U.S. Quality Index Fund Fidelity® SAI U.S. Quality Index Fund : FUQIX

This annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 11	0.10%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 11% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+47%), benefiting from the media & entertainment industry (+47%). Financials rose about 16%, boosted by the financial services industry (+25%), consumer discretionary gained 27%, and industrials advanced roughly 12%. Other contributors included the consumer staples (+2%), real estate (+5%), energy (+9%) and materials (+11%) sectors.
•Conversely, health care returned roughly -3% and detracted most. This sector was hampered by the pharmaceuticals, biotechnology & life sciences industry (-8%).
•Turning to individual stocks, the biggest contributor was Nvidia (+51%), from the semiconductors & semiconductor equipment industry. Another notable contributor was Microsoft (+28%), a stock in the software & services group. Meta Platforms (+63%) and Alphabet (+11%), within the media & entertainment industry, lifted the fund. Lastly, in financial services, Visa gained approximately 31% and also contributed.
•In contrast, the biggest detractor was Adobe (-35%), from the software & services industry. Apple, within the technology hardware & equipment industry, returned -6% and detracted. Merck, within the pharmaceuticals, biotechnology & life sciences industry, returned roughly -16% and hindered the fund. Procter & Gamble, within the household & personal products category, returned -4% and hindered the fund. Lastly, Applied Materials, within the semiconductors & semiconductor equipment category, returned -14% and also detracted.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Quality Index Fund	14.17%	15.41%	15.38%
Fidelity SAI U.S. Quality Index Fund Linked Index℠	14.49%	15.51%	15.49%
Fidelity U.S. Quality Focus Index℠B	14.49%	15.51%	n/a
S&P 500® Index	16.33%	15.88%	14.39%
A   From October 8, 2015
B   From October 22, 2018

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$22,912,261,411
Number of Holdings	82
Total Advisory Fee	$18,172,236
Portfolio Turnover	51%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	40.6
Financials	16.1
Communication Services	12.1
Industrials	7.3
Health Care	7.1
Consumer Discretionary	6.2
Consumer Staples	5.8
Real Estate	1.7
Energy	0.3
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.3
Short-Term Investments and Net Other Assets (Liabilities) - 2.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	10.2
NVIDIA Corp	9.4
Apple Inc	7.5
Meta Platforms Inc Class A	6.0
Alphabet Inc Class A	5.2
Visa Inc Class A	3.8
Mastercard Inc Class A	3.7
Johnson & Johnson	3.7
Procter & Gamble Co/The	3.3
Booking Holdings Inc	2.3
55.1
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913531.101    2803-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® SAI U.S. Momentum Index Fund Fidelity® SAI U.S. Momentum Index Fund : FUMIX

This annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 12	0.11%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained 39% and contributed most to the fund's performance for the fiscal year. Industrials, which gained 38%, also helped, benefiting from the capital goods industry (+45%), as did financials, which advanced roughly 17%. The communication services sector rose roughly 38%, boosted by the media & entertainment industry (+36%), while consumer staples gained 24% and utilities advanced approximately 51%. Other contributors included the consumer discretionary (+4%), energy (+17%), health care (+4%) and real estate (+22%) sectors.
•In contrast, materials returned roughly -3% and detracted most.
•Turning to individual stocks, the top contributor was Broadcom (+85%), from the semiconductors & semiconductor equipment category. In software & services, Palantir Technologies (+498%) also boosted the fund. In banks, JPMorgan Chase gained roughly 42% and also helped. Another notable contributor was GE Vernova (+194%), a stock in the capital goods industry. Lastly, Walmart (+44%), from the consumer staples distribution & retail category, also lifted the fund.
•Conversely, the biggest detractor was Apple (-13%), from the technology hardware & equipment category. Another notable detractor was Tesla (-24%), a stock in the automobiles & components industry. NextEra Energy, within the utilities sector, returned about -20% and detracted. Coca-Cola (-3%), from the food, beverage & tobacco category, hurt. Lastly, in financial services, Fiserv returned approximately 0% and also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 9, 2017 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Momentum Index Fund	22.32%	15.68%	15.82%
MSCI USA Custom Momentum Composite Index	22.45%	15.79%	15.96%
MSCI USA Index	16.51%	15.17%	14.05%
A     From February 9, 2017

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,444,848,013
Number of Holdings	185
Total Advisory Fee	$2,586,685
Portfolio Turnover	143%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	25.0
Information Technology	19.6
Consumer Staples	12.2
Industrials	11.9
Communication Services	8.8
Health Care	7.6
Consumer Discretionary	7.6
Utilities	3.8
Energy	1.7
Real Estate	1.0
Materials	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.4
Brazil - 0.4
United Kingdom - 0.2

TOP HOLDINGS (% of Fund's net assets)
Broadcom Inc	5.1
JPMorgan Chase & Co	4.8
Netflix Inc	4.8
Visa Inc Class A	4.4
Palantir Technologies Inc Class A	4.4
Berkshire Hathaway Inc Class B	4.0
Walmart Inc	3.6
Philip Morris International Inc	3.1
Costco Wholesale Corp	2.3
GE Aerospace	2.3
38.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913545.101    2882-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI U.S. Large Cap Index Fund Fidelity® SAI U.S. Large Cap Index Fund : FLCPX

This annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 2	0.02%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, information technology gained about 23% and contributed most to the fund's performance for the fiscal year. Financials stocks also helped (+21%). Communication services rose 31%, boosted by the media & entertainment industry (+31%), consumer discretionary gained 19%, and industrials advanced 20%. Other contributors included the utilities (+21%), consumer staples (+7%) and real estate (+4%) sectors.
•In contrast, health care returned about -11% and detracted most. Energy (-3%) and materials (-3%) also hurt.
•Turning to individual stocks, the top contributor was Nvidia (+52%), from the semiconductors & semiconductor equipment industry. From the same industry, Broadcom gained about 84% and contributed. Microsoft, within the software & services industry, gained 28% and contributed. Meta Platforms, within the media & entertainment industry, gained 63% and boosted the fund. Lastly, in consumer discretionary distribution & retail, Amazon.com gained about 25% and also contributed.
•Conversely, the biggest detractor was UnitedHealth Group (-55%), from the health care equipment & services category. In technology hardware & equipment, Apple (-6%) hurt the fund's performance. Another notable detractor was Adobe (-36%), a stock in the software & services category. Lastly, Merck (-29%) and Regeneron Pharmaceuticals (-49%), within the pharmaceuticals, biotechnology & life sciences category, also hindered the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2016 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI U.S. Large Cap Index Fund	16.32%	15.86%	15.49%
S&P 500® Index	16.33%	15.88%	15.52%
A   From February 2, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$14,101,073,491
Number of Holdings	507
Total Advisory Fee	$2,165,706
Portfolio Turnover	64%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	34.0
Financials	13.8
Consumer Discretionary	10.4
Communication Services	9.8
Health Care	8.8
Industrials	8.6
Consumer Staples	5.2
Energy	3.0
Utilities	2.4
Real Estate	2.0
Materials	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Ireland - 0.3
Switzerland - 0.1
Netherlands - 0.1
Bailiwick Of Jersey - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.2
Microsoft Corp	7.4
Apple Inc	5.8
Amazon.com Inc	4.1
Meta Platforms Inc Class A	3.1
Broadcom Inc	2.6
Alphabet Inc Class A	2.1
Alphabet Inc Class C	1.7
Berkshire Hathaway Inc Class B	1.7
Tesla Inc	1.6
38.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913532.101    2807-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Small-Mid Cap 500 Index Fund Fidelity® SAI Small-Mid Cap 500 Index Fund : FZFLX

This annual shareholder report contains information about Fidelity® SAI Small-Mid Cap 500 Index Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap 500 Index Fund	$ 5	0.05%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, financials gained 21% and contributed most to the fund's performance for the fiscal year, driven by the financial services industry (+35%). Industrials stocks also helped (+8%), benefiting from the capital goods industry (+13%). Utilities rose approximately 52%, information technology gained 8%, lifted by the technology hardware & equipment industry (+27%), and consumer discretionary advanced roughly 4%. Other contributors included the energy (+9%), communication services (+9%) and consumer staples (+7%) sectors.
•In contrast, health care returned -10% and detracted most. Materials (-6%) and real estate (-1%), especially the equity real estate investment trusts industry (-4%), also hurt.
•Turning to individual stocks, the biggest contributor was Robinhood Markets (+294%), from the financial services group. Within the same group, Sofi Technologies gained approximately 189% and helped. In consumer discretionary distribution & retail, Carvana (+138%) lifted the fund. NRG Energy (+118%), from the utilities sector, boosted the fund. Lastly, in consumer durables & apparel, Tapestry (+171%) also lifted the fund.
•Conversely, the biggest detractor was Sarepta Therapeutics (-89%), from the pharmaceuticals, biotechnology & life sciences group. Another notable detractor was Onto Innovation (-49%), a stock in the semiconductors & semiconductor equipment category. Globant (-58%), a stock in the software & services group, hurt the fund's performance. In health care equipment & services, Teleflex (-46%) hurt the fund. Lastly, in energy, Weatherford International returned -52% and also hurt the fund.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 12, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Small-Mid Cap 500 Index Fund	7.91%	11.91%	9.55%
Russell SMID 500™ Index	7.88%	11.90%	9.59%
Russell 3000® Index	15.68%	15.19%	13.15%
A   From August 12, 2015

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$210,382,695
Number of Holdings	510
Total Advisory Fee	$1,046,526
Portfolio Turnover	9%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	22.2
Financials	16.7
Consumer Discretionary	13.3
Information Technology	12.7
Health Care	8.1
Real Estate	6.9
Materials	5.9
Consumer Staples	4.8
Communication Services	3.3
Energy	2.9
Utilities	2.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.2
United Kingdom - 0.4
Bermuda - 0.3
Puerto Rico - 0.2
Brazil - 0.2
Finland - 0.1
Canada - 0.1
Guatemala - 0.1
Japan - 0.1
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
EMCOR Group Inc	0.8
Tapestry Inc	0.7
Comfort Systems USA Inc	0.6
SoFi Technologies Inc Class A	0.6
Jabil Inc	0.6
Casey's General Stores Inc	0.6
Nutanix Inc Class A	0.6
NiSource Inc	0.5
Astera Labs Inc	0.5
Insmed Inc	0.5
6.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913530.101    2786-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® SAI Real Estate Index Fund Fidelity® SAI Real Estate Index Fund : FESIX

This annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 7	0.07%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, health care REITs gained about 21% and contributed most to the fund's performance for the fiscal year. Real estate services stocks also helped, advancing 29%. Elsewhere, data center (+10%), retail (+5%), other specialized (+5%) and diversified (+5%) real estate firms aided performance as well.
•Conversely, industrial REITs returned -16% and detracted most, followed by self-storage, which returned -9%. Exposure to timber (-17%), hotel & resort (-10%), multi-family residential (-3%) and single-family residential (-5%) holdings also hampered the fund's result. Stakes in the telecom tower (-1%), real estate operating companies (-23%), diversified real estate activities (-18%), real estate development (-8%), office (-1%) and asset management & custody banks (+0%) categories also hurt.
•Turning to individual stocks, the biggest contributor was health care REIT Welltower (+51%). Real estate services stocks CBRE (+38%), CoStar Group (+22%) and Zillow (+63%) further boosted the fund. Data center Digital Realty Trust gained about 22% and was another plus.
•In contrast, the biggest detractor was industrial REIT Prologis (-12%). Within the same group, Americold Realty Trust (-44%) also hurt, as did health care real estate stock Alexandria Real Estate Equities (-31%), timber company Weyerhaeuser (-19%) and self-storage REIT Extra Space Storage (-12%).
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 2, 2016 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® SAI Real Estate Index Fund	2.45%	6.43%	4.46%
Fidelity Real Estate Linked Index℠	2.41%	6.56%	4.51%
MSCI US IMI Real Estate 25/25 IndexB	2.41%	6.06%	n/a
S&P 500® Index	16.33%	15.88%	15.52%
A    From February 2, 2016
B   From September 1, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$172,811,222
Number of Holdings	156
Total Advisory Fee	$79,025
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.4
Health Care REITs	13.3
Retail REITs	13.3
Residential REITs	12.0
Industrial REITs	10.0
Real Estate Management & Development	9.5
Office REITs	3.2
Hotel & Resort REITs	2.1
Diversified REITs	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	6.9
American Tower Corp	6.9
Welltower Inc	6.8
Equinix Inc	4.0
Digital Realty Trust Inc	4.0
Simon Property Group Inc	3.8
Realty Income Corp	3.5
CBRE Group Inc Class A	3.3
Crown Castle Inc	3.2
Public Storage Operating Co	3.0
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913533.101    2810-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Real Estate Index Fund Fidelity® Real Estate Index Fund : FSRNX

This annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 7	0.07%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, health care REITs gained 21% and contributed most to the fund's performance for the fiscal year. Exposure to real estate services (+29%), data center (+10%), retail (+5%), other specialized (+5%) and diversified (+6%) stocks also helped.
•In contrast, industrial REITs returned approximately -16% and detracted most, followed by the self-storage group, which returned -9%. The timber subindustry returned about -17%. Hotel & resort (-10%) REITs also hurt. Multi-family residential (-3%) and single-family residential (-5%) real estate stocks hampered the fund's result as well. Other detractors included the telecom tower (0%) and real estate operating companies (-22%) subindustries. Elsewhere, diversified real estate activities (-18%), real estate development (-7%), office (-1%) and asset management & custody banks (+0%) further pressured performance.
•Turning to individual stocks, the biggest contributor was Welltower (+51%), from the health care subindustry. Real estate services stocks CBRE (+38%), CoStar Group (+22%) and Zillow (+63%) lifted the fund too. Among data centers, Digital Realty Trust gained about 22%, further bolstering the fund.
•Conversely, the biggest detractor was industrial REIT Prologis (-12%). Within the same subindustry, Americold Realty Trust returned -44% and hurt as well. Another notable detractor was Alexandria Real Estate Equities (-31%), a firm in the health care subindustry. Timber REIT Weyerhaeuser (-19%), was another performance challenge. Lastly, Extra Space Storage (-12%), from the self-storage subindustry, also hurt.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate Index Fund	2.50%	6.50%	4.17%
Fidelity Real Estate Linked Index℠	2.41%	6.56%	4.21%
MSCI US IMI Real Estate 25/25 IndexA	2.41%	6.06%	n/a
S&P 500® Index	16.33%	15.88%	13.66%
A   From September 1, 2016

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$2,673,273,191
Number of Holdings	157
Total Advisory Fee	$1,896,845
Portfolio Turnover	13%
What did the Fund invest in?
(as of July 31, 2025)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	34.4
Health Care REITs	13.3
Retail REITs	13.3
Residential REITs	12.0
Industrial REITs	10.0
Real Estate Management & Development	9.5
Office REITs	3.2
Hotel & Resort REITs	2.1
Diversified REITs	2.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Prologis Inc	6.9
American Tower Corp	6.9
Welltower Inc	6.8
Equinix Inc	4.0
Digital Realty Trust Inc	4.0
Simon Property Group Inc	3.8
Realty Income Corp	3.5
CBRE Group Inc Class A	3.3
Crown Castle Inc	3.2
Public Storage Operating Co	3.0
45.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913516.101    2355-TSRA-0925

Item 2.

Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Real Estate Index Fund, Fidelity SAI Real Estate Index Fund, Fidelity SAI Small-Mid Cap 500 Index Fund, Fidelity SAI U.S. Large Cap Index Fund, Fidelity SAI U.S. Momentum Index Fund and Fidelity SAI U.S. Quality Index Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$37,300	$-	$9,100	$700
Fidelity SAI Real Estate Index Fund	$39,700	$-	$9,100	$700
Fidelity SAI Small-Mid Cap 500 Index Fund	$42,600	$-	$7,700	$800
Fidelity SAI U.S. Large Cap Index Fund	$40,800	$-	$9,500	$700
Fidelity SAI U.S. Momentum Index Fund	$42,000	$-	$7,700	$700
Fidelity SAI U.S. Quality Index Fund	$42,300	$-	$7,700	$700

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Real Estate Index Fund	$35,600	$-	$9,800	$900
Fidelity SAI Real Estate Index Fund	$39,000	$-	$10,000	$1,000
Fidelity SAI Small-Mid Cap 500 Index Fund	$40,800	$-	$8,400	$1,000
Fidelity SAI U.S. Large Cap Index Fund	$39,000	$-	$10,200	$1,000
Fidelity SAI U.S. Momentum Index Fund	$41,400	$-	$8,400	$1,000
Fidelity SAI U.S. Quality Index Fund	$40,600	$-	$8,400	$1,000

A Amounts may reflect rounding.

Services Billed by PwC

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity SAI U.S. Value Index Fund (the “Fund(s)”):

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$40,000	$3,200	$10,100	$1,300

July 31, 2024 Fees A

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI U.S. Value Index Fund	$38,100	$3,500	$9,800	$1,500

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A
Deloitte Entities	$3,487,300	$5,009,600
PwC	$14,652,200	$15,023,200

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® SAI U.S. Value Index Fund

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Value Index Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	163,064	11,192,713
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	233,322	2,337,886
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	34,953	8,519,444
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	49,773	5,702,990
SWITZERLAND - 0.8%
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity PLC	211,761	43,569,826
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	303,778	14,049,733
UNITED STATES - 98.0%
Communication Services - 7.9%
Diversified Telecommunication Services - 4.6%
AT&T Inc	5,094,962	139,652,909
Verizon Communications Inc	2,987,970	127,765,597
		267,418,506
Entertainment - 0.4%
Warner Bros Discovery Inc (b)	1,584,520	20,868,128
Interactive Media & Services - 0.3%
Alphabet Inc Class A	91,422	17,543,882
Media - 2.6%
Charter Communications Inc Class A (b)	68,511	18,454,123
Comcast Corp Class A	2,677,003	88,956,810
Fox Corp Class A	240,943	13,434,982
Interpublic Group of Cos Inc/The	264,366	6,503,404
Nexstar Media Group Inc	20,694	3,872,054
Omnicom Group Inc	139,452	10,047,517
Paramount Global Class B (c)	422,312	5,308,462
Sirius XM Holdings Inc	156,289	3,300,823
TEGNA Inc	114,355	1,909,728
		151,787,903
TOTAL COMMUNICATION SERVICES		457,618,419

Consumer Discretionary - 4.6%
Automobile Components - 0.2%
BorgWarner Inc	155,080	5,706,944
Lear Corp	38,032	3,586,037
		9,292,981
Automobiles - 1.2%
Ford Motor Co	2,762,826	30,584,484
General Motors Co	706,232	37,670,415
Harley-Davidson Inc	81,322	1,978,564
		70,233,463
Broadline Retail - 0.7%
Amazon.com Inc (b)	158,387	37,079,981
Macy's Inc	196,998	2,488,084
		39,568,065
Distributors - 0.0%
LKQ Corp	184,400	5,434,268
Hotels, Restaurants & Leisure - 0.7%
Carnival Corp (b)	743,687	22,139,562
Expedia Group Inc Class A	87,538	15,776,098
		37,915,660
Household Durables - 1.4%
DR Horton Inc	201,289	28,752,121
Lennar Corp Class A	173,127	19,421,387
Mohawk Industries Inc (b)	37,171	4,256,451
PulteGroup Inc	143,686	16,225,023
Toll Brothers Inc	70,883	8,389,712
Whirlpool Corp (c)	39,302	3,263,638
		80,308,332
Specialty Retail - 0.3%
Best Buy Co Inc	138,419	9,005,540
Lithia Motors Inc Class A	18,900	5,443,200
		14,448,740
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (b)	39,774	3,966,661
PVH Corp	39,475	2,898,255
		6,864,916
TOTAL CONSUMER DISCRETIONARY		264,066,425

Consumer Staples - 4.0%
Beverages - 0.1%
Molson Coors Beverage Co Class B	122,178	5,952,512
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc Class A	287,787	5,531,266
Kroger Co/The	472,494	33,121,830
Target Corp	325,220	32,684,610
Walgreens Boots Alliance Inc	509,075	5,925,633
		77,263,339
Food Products - 1.3%
Archer-Daniels-Midland Co	339,639	18,401,641
Bunge Global SA	94,729	7,555,585
Conagra Brands Inc	338,649	6,183,731
Ingredion Inc	45,761	6,019,402
JM Smucker Co	75,516	8,105,887
Kraft Heinz Co/The	619,099	17,000,459
Tyson Foods Inc Class A	203,408	10,638,238
		73,904,943
Tobacco - 1.3%
Altria Group Inc	1,202,921	74,508,927
TOTAL CONSUMER STAPLES		231,629,721

Energy - 13.4%
Energy Equipment & Services - 1.4%
Baker Hughes Co Class A	606,195	27,309,085
Halliburton Co	616,237	13,803,709
NOV Inc (c)	270,228	3,399,468
Schlumberger NV	994,263	33,606,089
Weatherford International PLC	51,695	2,923,352
		81,041,703
Oil, Gas & Consumable Fuels - 12.0%
APA Corp	262,548	5,064,551
Chevron Corp	1,186,262	179,884,770
Chord Energy Corp	43,380	4,786,115
Civitas Resources Inc	63,015	1,913,135
ConocoPhillips	905,587	86,338,665
Coterra Energy Inc	523,047	12,757,116
Devon Energy Corp	466,241	15,488,526
EOG Resources Inc	399,214	47,913,664
Exxon Mobil Corp	2,021,697	225,702,253
Marathon Petroleum Corp	223,982	38,119,497
Matador Resources Co	82,345	4,107,369
Murphy Oil Corp (c)	97,294	2,413,864
Occidental Petroleum Corp	479,524	21,070,285
Ovintiv Inc	184,755	7,608,211
Permian Resources Corp Class A	453,970	6,428,215
Valero Energy Corp	224,706	30,854,381
		690,450,617
TOTAL ENERGY		771,492,320

Financials - 24.2%
Banks - 13.5%
Bank of America Corp	4,274,222	202,042,474
Bank OZK	74,867	3,690,942
Cadence Bank	130,221	4,538,202
Citigroup Inc	1,332,345	124,840,727
Citizens Financial Group Inc	310,333	14,809,091
Comerica Inc	93,256	6,301,308
East West Bancorp Inc	98,570	9,881,643
Fifth Third Bancorp	475,427	19,763,500
First Citizens BancShares Inc/NC Class A	8,202	16,361,022
Huntington Bancshares Inc/OH	1,031,761	16,951,833
M&T Bank Corp	117,765	22,222,256
Old National Bancorp/IN	226,356	4,778,375
PNC Financial Services Group Inc/The	281,026	53,470,817
Regions Financial Corp	645,113	16,340,712
US Bancorp	1,107,250	49,781,960
Valley National Bancorp	336,995	3,123,943
Webster Financial Corp	121,628	7,011,854
Wells Fargo & Co	2,293,677	184,939,177
Western Alliance Bancorp	77,407	6,003,687
Zions Bancorp NA	104,922	5,625,918
		772,479,441
Capital Markets - 1.7%
Bank of New York Mellon Corp/The	506,628	51,397,411
Invesco Ltd	317,933	6,679,771
State Street Corp	204,750	22,880,813
T Rowe Price Group Inc	158,006	16,029,709
		96,987,704
Consumer Finance - 1.3%
Capital One Financial Corp	265,193	57,016,495
Synchrony Financial	275,917	19,223,137
		76,239,632
Financial Services - 1.4%
Berkshire Hathaway Inc Class B (b)	122,562	57,834,557
Essent Group Ltd	74,513	4,171,982
Global Payments Inc	175,757	14,051,772
MGIC Investment Corp	176,284	4,565,756
		80,624,067
Insurance - 6.0%
Allstate Corp/The	188,084	38,228,073
American International Group Inc	421,130	32,692,322
Arch Capital Group Ltd	266,071	22,898,070
Assured Guaranty Ltd	33,945	2,871,068
Axis Capital Holdings Ltd	54,013	5,068,580
Chubb Ltd	264,500	70,367,580
Everest Group Ltd	30,560	10,262,048
Globe Life Inc	59,577	8,368,781
Hartford Insurance Group Inc/The	204,120	25,390,487
Lincoln National Corp	120,882	4,606,813
Loews Corp	125,381	11,351,996
MetLife Inc	410,903	31,208,083
Prudential Financial Inc	251,255	26,024,993
Reinsurance Group of America Inc	46,745	8,996,075
The Travelers Companies, Inc.	160,924	41,878,862
Unum Group	116,610	8,373,764
		348,587,595
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp	636,874	6,005,722
Annaly Capital Management Inc	410,481	8,345,079
Rithm Capital Corp	369,536	4,445,518
		18,796,319
TOTAL FINANCIALS		1,393,714,758

Health Care - 15.4%
Biotechnology - 1.1%
Biogen Inc (b)	103,937	13,303,936
Regeneron Pharmaceuticals Inc	74,674	40,731,680
United Therapeutics Corp (b)	31,686	8,704,144
		62,739,760
Health Care Equipment & Supplies - 2.2%
Becton Dickinson & Co	203,800	36,327,350
Medtronic PLC	820,487	74,040,747
Teleflex Inc	32,956	3,938,242
Zimmer Biomet Holdings Inc	141,352	12,954,911
		127,261,250
Health Care Providers & Services - 6.5%
Centene Corp (b)	351,975	9,175,988
Cigna Group/The	194,331	51,960,223
CVS Health Corp	894,896	55,573,042
Elevance Health Inc	164,615	46,599,214
Humana Inc	85,629	21,396,118
Molina Healthcare Inc (b)	39,391	6,218,657
Tenet Healthcare Corp (b)	67,497	10,885,916
UnitedHealth Group Inc	653,204	163,013,591
Universal Health Services Inc Class B	41,672	6,936,304
		371,759,053
Life Sciences Tools & Services - 0.1%
Avantor Inc (b)	483,200	6,494,208
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co	1,440,365	62,382,208
Jazz Pharmaceuticals PLC (b)	42,906	4,918,315
Merck & Co Inc	1,795,489	140,263,601
Pfizer Inc	4,022,318	93,679,786
Royalty Pharma PLC Class A	264,493	9,733,342
Viatris Inc	847,166	7,404,231
		318,381,483
TOTAL HEALTH CARE		886,635,754

Industrials - 3.0%
Air Freight & Logistics - 1.5%
FedEx Corp	157,271	35,148,495
United Parcel Service Inc Class B	519,097	44,725,398
		79,873,893
Building Products - 0.3%
Builders FirstSource Inc (b)	81,798	10,398,980
Owens Corning	60,856	8,485,152
		18,884,132
Machinery - 0.2%
Oshkosh Corp	46,168	5,841,637
Stanley Black & Decker Inc	109,391	7,400,301
		13,241,938
Marine Transportation - 0.0%
Matson Inc	23,565	2,516,271
Passenger Airlines - 1.0%
Alaska Air Group Inc (b)	87,354	4,626,268
American Airlines Group Inc (b)(c)	466,642	5,361,717
Delta Air Lines Inc	455,425	24,233,164
United Airlines Holdings Inc (b)	233,432	20,614,380
		54,835,529
Professional Services - 0.0%
Concentrix Corp (c)	32,870	1,708,254
TOTAL INDUSTRIALS		171,060,017

Information Technology - 21.9%
Communications Equipment - 3.3%
Cisco Systems Inc	2,770,778	188,634,566
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics Inc (b)	37,019	4,294,204
Flex Ltd (b)	271,966	13,562,944
TD SYNNEX Corp	53,467	7,720,100
Teledyne Technologies Inc (b)	33,076	18,225,538
		43,802,786
IT Services - 0.8%
Akamai Technologies Inc (b)	106,616	8,135,867
Amdocs Ltd	80,060	6,833,922
Cognizant Technology Solutions Corp Class A	351,057	25,191,850
DXC Technology Co (b)	128,469	1,748,462
Kyndryl Holdings Inc (b)	165,150	6,237,716
		48,147,817
Semiconductors & Semiconductor Equipment - 8.5%
First Solar Inc (b)	76,007	13,280,703
Micron Technology Inc	790,822	86,310,313
MKS Inc	47,761	4,545,892
NVIDIA Corp	1,367,219	243,187,245
ON Semiconductor Corp (b)	299,112	16,857,952
Qorvo Inc (b)	66,286	5,541,510
QUALCOMM Inc	785,020	115,209,535
Skyworks Solutions Inc	114,078	7,818,906
		492,752,056
Software - 4.2%
Dropbox Inc Class A (b)	153,567	4,172,415
Gen Digital Inc	385,343	11,363,765
Microsoft Corp	396,433	211,497,006
Zoom Communications Inc Class A (b)	186,078	13,779,076
		240,812,262
Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc	697,122	144,701,614
Dell Technologies Inc Class C	221,421	29,380,352
Hewlett Packard Enterprise Co	932,233	19,287,901
HP Inc	665,605	16,507,004
NetApp Inc	144,297	15,025,647
Sandisk Corp/DE	81,794	3,510,598
Western Digital Corp	246,876	19,426,672
		247,839,788
TOTAL INFORMATION TECHNOLOGY		1,261,989,275

Materials - 2.5%
Chemicals - 1.0%
Celanese Corp	77,566	4,051,272
CF Industries Holdings Inc	123,640	11,477,501
DuPont de Nemours Inc	296,677	21,331,077
Eastman Chemical Co	81,679	5,930,712
LyondellBasell Industries NV Class A1	184,177	10,669,374
Mosaic Co/The	225,418	8,117,302
		61,577,238
Metals & Mining - 1.5%
Alcoa Corp	183,362	5,495,359
Commercial Metals Co	80,653	4,182,664
Newmont Corp	808,051	50,179,967
Nucor Corp	166,666	23,844,905
		83,702,895
TOTAL MATERIALS		145,280,133

Real Estate - 0.4%
Specialized REITs - 0.4%
VICI Properties Inc	748,246	24,392,820
Utilities - 0.7%
Electric Utilities - 0.6%
Edison International	274,814	14,323,306
PG&E Corp	1,556,969	21,828,705
		36,152,011
Gas Utilities - 0.1%
UGI Corp	152,485	5,516,907
TOTAL UTILITIES		41,668,918

TOTAL UNITED STATES		5,649,548,560
TOTAL COMMON STOCKS (Cost $5,304,774,798)		5,734,921,152

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $1,057,520)	4.25	1,060,000	1,057,470

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	19,470,262	19,474,156
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	12,303,972	12,305,202
TOTAL MONEY MARKET FUNDS (Cost $31,779,358)			31,779,358

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,337,611,676)	5,767,757,980
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,293)
NET ASSETS - 100.0%	5,767,744,687

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	94	Sep 2025	29,958,975	761,312	761,312

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,057,470.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	16,466,792	345,393,810	342,386,446	437,104	-	-	19,474,156	19,470,262	0.0%
Fidelity Securities Lending Cash Central Fund	18,187,221	192,166,780	198,048,799	22,539	-	-	12,305,202	12,303,972	0.0%
Total	34,654,013	537,560,590	540,435,245	459,643	-	-	31,779,358

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	459,956,305	459,956,305	-	-
Consumer Discretionary	275,259,138	275,259,138	-	-
Consumer Staples	231,629,721	231,629,721	-	-
Energy	771,492,320	771,492,320	-	-
Financials	1,407,937,192	1,407,937,192	-	-
Health Care	886,635,754	886,635,754	-	-
Industrials	171,060,017	171,060,017	-	-
Information Technology	1,305,559,101	1,305,559,101	-	-
Materials	159,329,866	159,329,866	-	-
Real Estate	24,392,820	24,392,820	-	-
Utilities	41,668,918	41,668,918	-	-

U.S. Treasury Obligations	1,057,470	-	1,057,470	-

Money Market Funds	31,779,358	31,779,358	-	-
Total Investments in Securities:	5,767,757,980	5,766,700,510	1,057,470	-
Derivative Instruments:

Assets
Futures Contracts	761,312	761,312	-	-
Total Assets	761,312	761,312	-	-
Total Derivative Instruments:	761,312	761,312	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	761,312	0
Total Equity Risk	761,312	0
Total Value of Derivatives	761,312	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $11,562,497) - See accompanying schedule:
Unaffiliated issuers (cost $5,305,832,318)	$5,735,978,622
Fidelity Central Funds (cost $31,779,358)	31,779,358

Total Investment in Securities (cost $5,337,611,676)		$5,767,757,980
Segregated cash with brokers for derivative instruments		829,326
Cash		26,670
Foreign currency held at value (cost $2,022)		2,023
Receivable for fund shares sold		14,107,480
Dividends receivable		8,399,704
Distributions receivable from Fidelity Central Funds		51,885
Prepaid expenses		984
Other receivables		26,670
Total assets		5,791,202,722
Liabilities
Payable for investments purchased	$9,883,160
Payable for fund shares redeemed	481,637
Accrued management fee	476,837
Payable for daily variation margin on futures contracts	103,557
Other payables and accrued expenses	208,013
Collateral on securities loaned	12,304,831
Total liabilities		23,458,035
Net Assets		$5,767,744,687
Net Assets consist of:
Paid in capital		$5,114,991,380
Total accumulated earnings (loss)		652,753,307
Net Assets		$5,767,744,687
Net Asset Value, offering price and redemption price per share ($5,767,744,687 ÷ 457,354,096 shares)		$12.61
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$130,699,714
Interest		46,125
Income from Fidelity Central Funds (including $22,539 from security lending)		459,643
Total income		131,205,482
Expenses
Management fee	$4,919,201
Custodian fees and expenses	37,765
Independent trustees' fees and expenses	11,709
Registration fees	164,644
Audit fees	57,001
Legal	7,955
Interest	5,890
Miscellaneous	14,115
Total expenses before reductions	5,218,280
Expense reductions	(2,004)
Total expenses after reductions		5,216,276
Net Investment income (loss)		125,989,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	261,516,574
Futures contracts	1,853,843
Total net realized gain (loss)		263,370,417
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	19,940,482
Assets and liabilities in foreign currencies	12
Futures contracts	748,768
Total change in net unrealized appreciation (depreciation)		20,689,262
Net gain (loss)		284,059,679
Net increase (decrease) in net assets resulting from operations		$410,048,885
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$125,989,206	$51,883,700
Net realized gain (loss)	263,370,417	54,861,139
Change in net unrealized appreciation (depreciation)	20,689,262	332,680,951
Net increase (decrease) in net assets resulting from operations	410,048,885	439,425,790
Distributions to shareholders	(249,759,972)	(49,337,422)

Share transactions
Proceeds from sales of shares	1,470,083,947	3,406,284,858
Reinvestment of distributions	246,464,474	44,602,754
Cost of shares redeemed	(222,576,847)	(119,829,910)

Net increase (decrease) in net assets resulting from share transactions	1,493,971,574	3,331,057,702
Total increase (decrease) in net assets	1,654,260,487	3,721,146,070

Net Assets
Beginning of period	4,113,484,200	392,338,130
End of period	$5,767,744,687	$4,113,484,200

Other Information
Shares
Sold	120,105,939	307,055,096
Issued in reinvestment of distributions	20,835,917	4,371,902
Redeemed	(18,351,682)	(10,833,391)
Net increase (decrease)	122,590,174	300,593,607

Financial Highlights
Fidelity® SAI U.S. Value Index Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$11.48	$12.13	$12.22	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.31	.31	.32	.31	.31
Net realized and unrealized gain (loss)	.69	1.54	.40	.31	3.35
Total from investment operations	1.00	1.85	.72	.62	3.66
Distributions from net investment income	(.25)	(.59)	(.38)	(.28)	(.26)
Distributions from net realized gain	(.43)	(.45)	(.99)	(.42)	-
Total distributions	(.68)	(1.04)	(1.37)	(.71) C	(.26)
Net asset value, end of period	$12.61	$12.29	$11.48	$12.13	$12.22
Total Return D	8.59%	18.17%	6.74%	5.21%	42.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.11%	.11%	.12%	.10%	.11%
Expenses net of fee waivers, if any	.11%	.11%	.12%	.10%	.11%
Expenses net of all reductions, if any	.11%	.11%	.12%	.10%	.11%
Net investment income (loss)	2.56%	2.77%	2.90%	2.49%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$5,767,745	$4,113,484	$392,338	$2,952,541	$3,589,260
Portfolio turnover rate G	61%	63%	86%	62%	80%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI U.S. Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$769,800,383
Gross unrealized depreciation	(393,838,113)
Net unrealized appreciation (depreciation)	$375,962,270
Tax Cost	$5,391,795,710

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$217,789,420
Undistributed long-term capital gain	$59,001,614
Net unrealized appreciation (depreciation) on securities and other investments	$375,962,270

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$215,813,310	$30,621,895
Long-term Capital Gains	33,946,662	18,715,527
Total	$249,759,972	$49,337,422

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Value Index Fund	4,380,577,721	3,015,042,489
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Value Index Fund	Borrower	15,107,667	4.68%	5,890

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Value Index Fund	107,531,329	54,785,328	(2,896,211)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Value Index Fund	5,209
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Value Index Fund	53,974	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,004.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Value Index Fund	86%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI U.S. Value Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI U.S. Value Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $75,221,409, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $638,028 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 44% and 35% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 45.57% and 38.57% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.62% and 0.73% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9885515.107
USV-ANN-0925
Fidelity® SAI U.S. Quality Index Fund

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Quality Index Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.3%
	Shares	Value ($)
UNITED STATES - 97.3%
Communication Services - 12.1%
Interactive Media & Services - 11.2%
Alphabet Inc Class A	6,259,509	1,201,199,777
Meta Platforms Inc Class A	1,759,155	1,360,600,843
		2,561,800,620
Media - 0.9%
Trade Desk Inc (The) Class A (b)	2,436,458	211,874,388
TOTAL COMMUNICATION SERVICES		2,773,675,008

Consumer Discretionary - 6.2%
Broadline Retail - 0.8%
Amazon.com Inc (b)	808,094	189,182,886
Hotels, Restaurants & Leisure - 2.9%
Booking Holdings Inc	96,161	529,275,914
Domino's Pizza Inc	90,719	42,021,948
Yum! Brands Inc	695,341	100,233,405
		671,531,267
Household Durables - 0.4%
Garmin Ltd	368,929	80,706,908
Specialty Retail - 1.9%
AutoZone Inc (b)	43,356	163,381,883
O'Reilly Automotive Inc (b)	2,290,070	225,159,682
Williams-Sonoma Inc	298,575	55,848,454
		444,390,019
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp (b)	431,421	45,803,968
TOTAL CONSUMER DISCRETIONARY		1,431,615,048

Consumer Staples - 5.8%
Beverages - 0.5%
Monster Beverage Corp (b)	2,045,929	120,198,329
Household Products - 4.0%
Colgate-Palmolive Co	1,965,461	164,803,905
Procter & Gamble Co/The	4,973,388	748,345,692
		913,149,597
Tobacco - 1.3%
Altria Group Inc	4,655,809	288,380,809
TOTAL CONSUMER STAPLES		1,321,728,735

Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Texas Pacific Land Corp (c)	60,117	58,201,071
Financials - 16.1%
Capital Markets - 2.5%
Ameriprise Financial Inc	282,919	146,605,797
Evercore Inc Class A	59,661	17,966,314
FactSet Research Systems Inc	112,166	45,191,681
LPL Financial Holdings Inc	252,140	99,779,362
Moody's Corp	453,885	234,082,111
SEI Investments Co	220,590	19,438,391
		563,063,656
Consumer Finance - 1.9%
American Express Co	1,498,806	448,607,624
Financial Services - 7.7%
Equitable Holdings Inc	259,560	13,328,406
Jack Henry & Associates Inc	69,515	11,804,690
Mastercard Inc Class A	1,505,334	852,726,551
Visa Inc Class A	2,551,743	881,550,654
		1,759,410,301
Insurance - 4.0%
Aon PLC	571,275	203,208,230
Erie Indemnity Co Class A	46,291	16,490,706
Kinsale Capital Group Inc (c)	58,399	25,735,855
Marsh & McLennan Cos Inc	1,275,840	254,147,328
Progressive Corp/The	1,714,091	414,878,586
		914,460,705
TOTAL FINANCIALS		3,685,542,286

Health Care - 7.1%
Biotechnology - 0.2%
Exelixis Inc (b)(c)	762,708	27,625,284
United Therapeutics Corp (b)	92,106	25,301,518
		52,926,802
Health Care Equipment & Supplies - 1.1%
IDEXX Laboratories Inc (b)	241,292	128,924,729
ResMed Inc	429,824	116,886,338
		245,811,067
Health Care Technology - 0.7%
Doximity Inc Class A (b)(c)	467,001	27,436,309
Veeva Systems Inc Class A (b)	442,459	125,746,848
		153,183,157
Life Sciences Tools & Services - 0.4%
Medpace Holdings Inc (b)(c)	67,500	28,836,000
Mettler-Toledo International Inc (b)	50,706	62,554,978
		91,390,978
Pharmaceuticals - 4.7%
Eli Lilly & Co	85,053	62,945,173
Johnson & Johnson	5,115,558	842,737,025
Zoetis Inc Class A	1,161,763	169,373,428
		1,075,055,626
TOTAL HEALTH CARE		1,618,367,630

Industrials - 7.3%
Building Products - 0.1%
Lennox International Inc	84,074	51,201,066
Commercial Services & Supplies - 1.3%
Cintas Corp	1,090,251	242,635,360
Veralto Corp	498,240	52,230,499
		294,865,859
Ground Transportation - 1.5%
Union Pacific Corp	1,595,828	354,225,941
Machinery - 1.0%
Allison Transmission Holdings Inc	126,550	11,398,358
Illinois Tool Works Inc	702,490	179,816,365
Snap-on Inc	102,472	32,912,982
		224,127,705
Professional Services - 2.4%
Automatic Data Processing Inc	1,184,784	366,690,648
Paychex Inc	845,442	122,022,644
Paycom Software Inc	141,585	32,782,591
Paylocity Holding Corp (b)	95,769	17,705,773
		539,201,656
Trading Companies & Distributors - 1.0%
Fastenal Co	2,845,811	131,277,262
WW Grainger Inc	83,493	86,794,313
		218,071,575
TOTAL INDUSTRIALS		1,681,693,802

Information Technology - 40.6%
Communications Equipment - 2.8%
Arista Networks Inc	2,855,360	351,837,459
F5 Inc (b)	211,402	66,257,615
Motorola Solutions Inc	489,070	214,691,949
		632,787,023
IT Services - 0.3%
Gartner Inc (b)	240,200	81,343,730
Semiconductors & Semiconductor Equipment - 14.8%
Applied Materials Inc	2,489,866	448,325,272
KLA Corp	439,442	386,282,701
Lam Research Corp	4,209,256	399,205,839
NVIDIA Corp	12,169,952	2,164,669,363
		3,398,483,175
Software - 14.5%
Adobe Inc (b)	1,184,275	423,603,325
Autodesk Inc (b)	637,059	193,098,953
Fair Isaac Corp (b)	67,248	96,616,547
Fortinet Inc (b)	1,914,172	191,225,783
Manhattan Associates Inc (b)(c)	115,846	25,446,732
Microsoft Corp	4,332,627	2,311,456,505
PTC Inc (b)	317,668	68,238,263
Qualys Inc (b)	30,224	4,021,907
		3,313,708,015
Technology Hardware, Storage & Peripherals - 8.2%
Apple Inc	8,283,791	1,719,466,498
NetApp Inc	1,469,899	153,060,583
		1,872,527,081
TOTAL INFORMATION TECHNOLOGY		9,298,849,024

Materials - 0.1%
Metals & Mining - 0.1%
Royal Gold Inc	235,112	35,600,659
Real Estate - 1.7%
Retail REITs - 0.5%
Simon Property Group Inc	758,221	124,189,017
Specialized REITs - 1.2%
American Tower Corp	1,229,622	256,240,929
TOTAL REAL ESTATE		380,429,946

TOTAL UNITED STATES		22,285,703,209
TOTAL COMMON STOCKS (Cost $15,305,389,073)		22,285,703,209

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $3,452,901)	4.25	3,461,000	3,452,739

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	577,669,580	577,785,115
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	4,425,425	4,425,867
TOTAL MONEY MARKET FUNDS (Cost $582,210,982)			582,210,982

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $15,891,052,956)	22,871,366,930
NET OTHER ASSETS (LIABILITIES) - 0.2%	40,894,481
NET ASSETS - 100.0%	22,912,261,411

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Nasdaq 100 Index Contracts (United States)	1,342	Sep 2025	627,116,600	11,961,176	11,961,176

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,452,739.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	27,070,895	1,602,845,257	1,052,131,037	3,013,572	-	-	577,785,115	577,669,580	1.0%
Fidelity Securities Lending Cash Central Fund	42,161,979	689,921,233	727,657,345	14,962	-	-	4,425,867	4,425,425	0.0%
Total	69,232,874	2,292,766,490	1,779,788,382	3,028,534	-	-	582,210,982

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,773,675,008	2,773,675,008	-	-
Consumer Discretionary	1,431,615,048	1,431,615,048	-	-
Consumer Staples	1,321,728,735	1,321,728,735	-	-
Energy	58,201,071	58,201,071	-	-
Financials	3,685,542,286	3,685,542,286	-	-
Health Care	1,618,367,630	1,618,367,630	-	-
Industrials	1,681,693,802	1,681,693,802	-	-
Information Technology	9,298,849,024	9,298,849,024	-	-
Materials	35,600,659	35,600,659	-	-
Real Estate	380,429,946	380,429,946	-	-

U.S. Treasury Obligations	3,452,739	-	3,452,739	-

Money Market Funds	582,210,982	582,210,982	-	-
Total Investments in Securities:	22,871,366,930	22,867,914,191	3,452,739	-
Derivative Instruments:

Assets
Futures Contracts	11,961,176	11,961,176	-	-
Total Assets	11,961,176	11,961,176	-	-
Total Derivative Instruments:	11,961,176	11,961,176	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	11,961,176	0
Total Equity Risk	11,961,176	0
Total Value of Derivatives	11,961,176	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $8,985,341) - See accompanying schedule:
Unaffiliated issuers (cost $15,308,841,974)	$22,289,155,948
Fidelity Central Funds (cost $582,210,982)	582,210,982

Total Investment in Securities (cost $15,891,052,956)		$22,871,366,930
Segregated cash with brokers for derivative instruments		37,569,251
Receivable for fund shares sold		459,501
Dividends receivable		12,063,537
Distributions receivable from Fidelity Central Funds		1,335,512
Prepaid expenses		3,790
Total assets		22,922,798,521
Liabilities
Payable for fund shares redeemed	$702,869
Accrued management fee	1,875,077
Payable for daily variation margin on futures contracts	3,094,663
Other payables and accrued expenses	451,958
Collateral on securities loaned	4,412,543
Total liabilities		10,537,110
Net Assets		$22,912,261,411
Net Assets consist of:
Paid in capital		$15,556,317,401
Total accumulated earnings (loss)		7,355,944,010
Net Assets		$22,912,261,411
Net Asset Value, offering price and redemption price per share ($22,912,261,411 ÷ 987,975,410 shares)		$23.19
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$209,209,930
Interest		150,854
Income from Fidelity Central Funds (including $14,962 from security lending)		3,028,534
Total income		212,389,318
Expenses
Management fee	$18,172,236
Custodian fees and expenses	109,215
Independent trustees' fees and expenses	43,004
Registration fees	425,498
Audit fees	57,486
Legal	16,146
Miscellaneous	52,505
Total expenses before reductions	18,876,090
Expense reductions	(25,627)
Total expenses after reductions		18,850,463
Net Investment income (loss)		193,538,855
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	621,493,223
Futures contracts	10,108,634
Total net realized gain (loss)		631,601,857
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,760,197,111
Futures contracts	12,358,312
Total change in net unrealized appreciation (depreciation)		1,772,555,423
Net gain (loss)		2,404,157,280
Net increase (decrease) in net assets resulting from operations		$2,597,696,135
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,538,855	$140,910,687
Net realized gain (loss)	631,601,857	1,582,979,150
Change in net unrealized appreciation (depreciation)	1,772,555,423	1,402,624,349
Net increase (decrease) in net assets resulting from operations	2,597,696,135	3,126,514,186
Distributions to shareholders	(1,874,106,399)	(317,078,481)

Share transactions
Proceeds from sales of shares	6,754,552,365	1,055,257,787
Reinvestment of distributions	1,848,266,135	312,161,986
Cost of shares redeemed	(590,969,923)	(3,073,561,656)

Net increase (decrease) in net assets resulting from share transactions	8,011,848,577	(1,706,141,883)
Total increase (decrease) in net assets	8,735,438,313	1,103,293,822

Net Assets
Beginning of period	14,176,823,098	13,073,529,276
End of period	$22,912,261,411	$14,176,823,098

Other Information
Shares
Sold	312,619,234	53,032,086
Issued in reinvestment of distributions	86,684,232	16,907,890
Redeemed	(28,775,269)	(151,753,582)
Net increase (decrease)	370,528,197	(81,813,606)

Financial Highlights
Fidelity® SAI U.S. Quality Index Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.96	$18.70	$16.49	$19.24	$15.96
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.23	.23	.22
Net realized and unrealized gain (loss)	2.72	4.51	2.20	(1.36)	4.58
Total from investment operations	2.95	4.72	2.43	(1.13)	4.80
Distributions from net investment income	(.23)	(.23)	(.22)	(.20)	(.28)
Distributions from net realized gain	(2.50)	(.23)	-	(1.42)	(1.25)
Total distributions	(2.72) C	(.46)	(.22)	(1.62)	(1.52) C
Net asset value, end of period	$23.19	$22.96	$18.70	$16.49	$19.24
Total Return D	14.17%	25.86%	14.97%	(6.55)%	32.64%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.10%	.11%	.11%	.10%	.10%
Expenses net of fee waivers, if any	.10%	.11%	.11%	.10%	.10%
Expenses net of all reductions, if any	.10%	.11%	.11%	.10%	.10%
Net investment income (loss)	1.06%	1.06%	1.43%	1.30%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$22,912,261	$14,176,823	$13,073,529	$11,408,951	$10,136,091
Portfolio turnover rate G	51%	53%	58%	47%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI U.S. Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,325,145,605
Gross unrealized depreciation	(456,399,416)
Net unrealized appreciation (depreciation)	$6,868,746,189
Tax Cost	$16,002,620,741

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$117,497,508
Undistributed long-term capital gain	$547,452,761
Net unrealized appreciation (depreciation) on securities and other investments	$6,868,746,189

The Fund intends to elect to defer to its next fiscal year $177,752,449 of capital losses recognized during the period November 1, 2024 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$430,977,562	$ 157,333,391
Long-term Capital Gains	1,443,128,837	159,745,090
Total	$1,874,106,399	$ 317,078,481

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Quality Index Fund	15,098,597,472	9,336,430,110
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Quality Index Fund	31,986,919	14,929,626	415,214
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Quality Index Fund	18,842
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Quality Index Fund	1,627	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI U.S. Quality Index Fund	4,920,886
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $25,627.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers U.S. Total Stock Fund
Fidelity SAI U.S. Quality Index Fund	82%	14%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Quality Index Fund	96%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Quality Index Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Quality Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $884,707,881, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,005,660 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 25%, and 65% of the dividends distributed in September and December respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 24.90%, and 68.78% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.93%, and 2.91% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9868208.109
SV4-ANN-0925
Fidelity® SAI U.S. Momentum Index Fund

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Momentum Index Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (b)	7,039	16,709,812
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	23,479	7,096,763
UNITED STATES - 99.1%
Communication Services - 8.8%
Diversified Telecommunication Services - 1.8%
AT&T Inc	2,929,318	80,292,606
Entertainment - 6.0%
Liberty Media Corp-Liberty Formula One Class C (b)	45,571	4,573,050
Live Nation Entertainment Inc (b)	43,750	6,461,875
Netflix Inc (b)	178,583	207,049,130
ROBLOX Corp Class A (b)	205,402	28,302,342
Take-Two Interactive Software Inc (b)	86,407	19,245,431
		265,631,828
Interactive Media & Services - 0.0%
Reddit Inc Class A (b)	12,770	2,050,734
Media - 0.3%
Charter Communications Inc Class A (b)	25,377	6,835,549
Fox Corp Class A	83,871	4,676,647
Fox Corp Class B	53,763	2,749,440
		14,261,636
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	125,295	29,871,581
TOTAL COMMUNICATION SERVICES		392,108,385

Consumer Discretionary - 7.0%
Automobiles - 1.6%
Rivian Automotive Inc Class A (b)(c)	179,043	2,304,283
Tesla Inc (b)	216,345	66,692,674
		68,996,957
Broadline Retail - 0.2%
eBay Inc	142,448	13,069,603
Hotels, Restaurants & Leisure - 2.9%
Booking Holdings Inc	5,904	32,495,970
Darden Restaurants Inc	45,830	9,242,536
Domino's Pizza Inc	5,282	2,446,675
DoorDash Inc Class A (b)	115,781	28,974,195
McDonald's Corp	88,352	26,511,785
Royal Caribbean Cruises Ltd	62,061	19,727,330
Yum! Brands Inc	62,645	9,030,277
		128,428,768
Specialty Retail - 2.3%
AutoZone Inc (b)	6,107	23,013,497
Carvana Co Class A (b)	25,288	9,866,619
O'Reilly Automotive Inc (b)	319,067	31,370,667
TJX Cos Inc/The	278,056	34,626,314
Ulta Beauty Inc (b)	1,832	943,498
Williams-Sonoma Inc	10,850	2,029,493
		101,850,088
TOTAL CONSUMER DISCRETIONARY		312,345,416

Consumer Staples - 12.2%
Beverages - 2.0%
Coca-Cola Co/The	1,152,022	78,210,774
Monster Beverage Corp (b)	180,370	10,596,737
		88,807,511
Consumer Staples Distribution & Retail - 6.5%
Albertsons Cos Inc Class A	108,215	2,079,892
Costco Wholesale Corp	107,442	100,956,801
Dollar General Corp	46,668	4,895,473
Dollar Tree Inc (b)	48,611	5,519,779
Kroger Co/The	265,593	18,618,069
Walmart Inc	1,591,357	155,921,160
		287,991,174
Food Products - 0.0%
Kellanova	32,536	2,597,348
Tobacco - 3.7%
Altria Group Inc	450,029	27,874,796
Philip Morris International Inc	823,428	135,083,364
		162,958,160
TOTAL CONSUMER STAPLES		542,354,193

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy Inc	70,781	16,695,822
EQT Corp	194,864	10,473,940
Expand Energy Corp	64,837	6,793,621
Kinder Morgan Inc	507,574	14,242,526
Targa Resources Corp	15,923	2,649,746
Texas Pacific Land Corp	4,025	3,896,723
Williams Cos Inc/The	364,498	21,851,656
		76,604,034
Financials - 25.0%
Banks - 5.9%
Citigroup Inc	138,371	12,965,362
JPMorgan Chase & Co	713,729	211,435,079
Wells Fargo & Co	485,639	39,157,073
		263,557,514
Capital Markets - 5.6%
Bank of New York Mellon Corp/The	194,239	19,705,547
Cboe Global Markets Inc	13,464	3,245,363
Charles Schwab Corp/The	273,968	26,774,893
CME Group Inc Class A	161,456	44,929,976
Goldman Sachs Group Inc/The	71,605	51,812,662
Interactive Brokers Group Inc Class A	128,364	8,415,544
Intercontinental Exchange Inc	111,596	20,626,289
LPL Financial Holdings Inc	17,095	6,765,004
Moody's Corp	5,044	2,601,342
Morgan Stanley	39,518	5,629,734
Nasdaq Inc	69,539	6,691,043
Northern Trust Corp	10,984	1,427,919
Robinhood Markets Inc Class A (b)	414,546	42,718,965
S&P Global Inc	10,012	5,517,613
Tradeweb Markets Inc Class A	15,026	2,081,852
		248,943,746
Consumer Finance - 0.4%
Capital One Financial Corp	72,645	15,618,675
Financial Services - 10.3%
Berkshire Hathaway Inc Class B (b)	375,901	177,380,164
Equitable Holdings Inc	75,240	3,863,574
Mastercard Inc Class A	137,038	77,627,916
Toast Inc Class A (b)	94,668	4,623,585
Visa Inc Class A	567,693	196,120,901
		459,616,140
Insurance - 2.8%
AFLAC Inc	71,301	7,084,467
Allstate Corp/The	17,450	3,546,713
American International Group Inc	22,116	1,716,865
Arthur J Gallagher & Co	78,873	22,656,269
Brown & Brown Inc	49,390	4,512,764
Hartford Insurance Group Inc/The	77,311	9,616,715
Loews Corp	27,942	2,529,869
Markel Group Inc (b)	3,916	7,864,464
Marsh & McLennan Cos Inc	14,783	2,944,774
Progressive Corp/The	175,321	42,434,695
The Travelers Companies, Inc.	37,121	9,660,369
W R Berkley Corp	123,166	8,475,052
Willis Towers Watson PLC	2,721	859,319
		123,902,335
TOTAL FINANCIALS		1,111,638,410

Health Care - 7.6%
Biotechnology - 1.6%
Alnylam Pharmaceuticals Inc (b)	15,781	6,189,939
Gilead Sciences Inc	482,235	54,150,168
Natera Inc (b)	34,069	4,553,663
Vertex Pharmaceuticals Inc (b)	9,452	4,318,335
		69,212,105
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	540,558	68,213,014
Boston Scientific Corp (b)	599,472	62,896,602
Edwards Lifesciences Corp (b)	24,584	1,949,757
Insulet Corp (b)	9,147	2,637,995
Intuitive Surgical Inc (b)	36,955	17,778,681
		153,476,049
Health Care Providers & Services - 2.4%
Cardinal Health Inc	117,154	18,184,644
Cencora Inc	80,790	23,112,403
CVS Health Corp	303,286	18,834,061
McKesson Corp	58,432	40,524,929
Quest Diagnostics Inc	36,290	6,075,309
		106,731,346
Health Care Technology - 0.0%
Veeva Systems Inc Class A (b)	16,453	4,675,943
Pharmaceuticals - 0.1%
Royalty Pharma PLC Class A	140,560	5,172,608
TOTAL HEALTH CARE		339,268,051

Industrials - 11.9%
Aerospace & Defense - 6.0%
Axon Enterprise Inc (b)	31,211	23,579,598
Boeing Co (b)	178,922	39,692,056
GE Aerospace	360,716	97,782,894
HEICO Corp	7,660	2,503,288
HEICO Corp Class A	16,440	4,243,000
Howmet Aerospace Inc	203,287	36,544,904
RTX Corp	320,879	50,560,904
TransDigm Group Inc	6,532	10,506,461
		265,413,105
Building Products - 0.6%
Johnson Controls International plc	134,744	14,148,120
Trane Technologies PLC	31,816	13,937,953
		28,086,073
Commercial Services & Supplies - 1.4%
Cintas Corp	37,335	8,308,904
Copart Inc (b)	204,790	9,283,131
Republic Services Inc	104,390	24,077,554
Rollins Inc	96,496	5,526,326
Waste Connections Inc (United States)	60,216	11,240,521
Waste Management Inc	12,646	2,897,956
		61,334,392
Electrical Equipment - 1.9%
GE Vernova Inc	126,598	83,591,394
Ground Transportation - 0.1%
Uber Technologies Inc (b)	67,693	5,940,061
Industrial Conglomerates - 0.5%
3M Co	137,011	20,444,781
Machinery - 0.7%
Deere & Co	59,418	31,157,017
Professional Services - 0.7%
Automatic Data Processing Inc	44,603	13,804,629
Broadridge Financial Solutions Inc	32,281	7,989,870
Paychex Inc	24,629	3,554,704
Paycom Software Inc	2,333	540,182
SS&C Technologies Holdings Inc	17,995	1,538,213
Verisk Analytics Inc	12,640	3,522,894
		30,950,492
TOTAL INDUSTRIALS		526,917,315

Information Technology - 19.6%
Communications Equipment - 1.2%
Cisco Systems Inc	681,497	46,396,316
F5 Inc (b)	19,518	6,117,332
Motorola Solutions Inc	5,838	2,562,765
		55,076,413
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp Class A	375,653	40,010,801
Jabil Inc	29,604	6,606,725
		46,617,526
IT Services - 3.5%
Cloudflare Inc Class A (b)	90,777	18,852,567
GoDaddy Inc Class A (b)	30,451	4,920,273
IBM Corporation	348,159	88,136,451
Okta Inc Class A (b)	50,021	4,892,054
Snowflake Inc (b)	86,000	19,221,000
Twilio Inc Class A (b)	39,671	5,117,559
VeriSign Inc	46,981	12,631,781
		153,771,685
Semiconductors & Semiconductor Equipment - 5.1%
Broadcom Inc	767,995	225,560,132
Software - 8.8%
AppLovin Corp Class A (b)	99,997	39,068,828
Atlassian Corp Class A (b)	22,466	4,308,529
Crowdstrike Holdings Inc Class A (b)	88,043	40,021,707
Docusign Inc (b)	24,639	1,863,693
Fair Isaac Corp (b)	1,835	2,636,381
Fortinet Inc (b)	219,714	21,949,429
Intuit Inc	11,796	9,261,393
MicroStrategy Inc Class A (b)	91,480	36,762,153
Oracle Corp	93,097	23,625,226
Palantir Technologies Inc Class A (b)	1,214,373	192,295,965
Servicenow Inc (b)	6,890	6,498,097
Zscaler Inc (b)	26,179	7,475,675
		385,767,076
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Technology Holdings PLC	13,918	2,185,264
TOTAL INFORMATION TECHNOLOGY		868,978,096

Materials - 0.5%
Chemicals - 0.1%
Corteva Inc	66,279	4,780,704
Metals & Mining - 0.4%
Newmont Corp	274,393	17,039,806
TOTAL MATERIALS		21,820,510

Real Estate - 1.0%
Diversified REITs - 0.0%
WP Carey Inc	46,079	2,956,429
Health Care REITs - 0.9%
Ventas Inc	71,221	4,784,627
Welltower Inc	204,758	33,799,403
		38,584,030
Real Estate Management & Development - 0.1%
CBRE Group Inc Class A (b)	10,135	1,578,425
Zillow Group Inc Class C (b)	17,806	1,416,467
		2,994,892
Residential REITs - 0.0%
Mid-America Apartment Communities Inc	4,036	574,847
TOTAL REAL ESTATE		45,110,198

Utilities - 3.8%
Electric Utilities - 2.0%
Alliant Energy Corp	22,954	1,492,239
American Electric Power Co Inc	108,127	12,233,489
Constellation Energy Corp	16,392	5,701,793
Duke Energy Corp	90,821	11,047,466
Entergy Corp	125,051	11,308,362
Evergy Inc	67,437	4,774,540
Exelon Corp	328,113	14,745,398
NRG Energy Inc	75,969	12,702,017
PPL Corp	194,437	6,939,457
Southern Co/The	40,482	3,824,739
Xcel Energy Inc	67,908	4,987,164
		89,756,664
Gas Utilities - 0.2%
Atmos Energy Corp	51,714	8,063,247
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp	82,971	17,302,772
Multi-Utilities - 1.2%
Ameren Corp	80,238	8,114,469
CenterPoint Energy Inc	283,719	11,013,972
CMS Energy Corp	10,620	783,755
Consolidated Edison Inc	90,488	9,365,508
DTE Energy Co	43,648	6,041,320
NiSource Inc	137,146	5,821,848
WEC Energy Group Inc	100,720	10,986,538
		52,127,410
Water Utilities - 0.0%
American Water Works Co Inc	7,027	985,466
TOTAL UTILITIES		168,235,559

TOTAL UNITED STATES		4,405,380,167
TOTAL COMMON STOCKS (Cost $3,859,987,556)		4,429,186,742

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $910,863)	4.25	913,000	910,820

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	12,029,186	12,031,592
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	2,397,360	2,397,600
TOTAL MONEY MARKET FUNDS (Cost $14,429,192)			14,429,192

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,875,327,611)	4,444,526,754
NET OTHER ASSETS (LIABILITIES) - 0.0%	321,259
NET ASSETS - 100.0%	4,444,848,013

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	68	Sep 2025	21,672,450	782,580	782,580

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $910,820.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	865,005	229,566,041	218,399,454	372,108	-	-	12,031,592	12,029,186	0.0%
Fidelity Securities Lending Cash Central Fund	84,800	345,328,838	343,016,038	6,158	-	-	2,397,600	2,397,360	0.0%
Total	949,805	574,894,879	561,415,492	378,266	-	-	14,429,192

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	392,108,385	392,108,385	-	-
Consumer Discretionary	336,151,991	336,151,991	-	-
Consumer Staples	542,354,193	542,354,193	-	-
Energy	76,604,034	76,604,034	-	-
Financials	1,111,638,410	1,111,638,410	-	-
Health Care	339,268,051	339,268,051	-	-
Industrials	526,917,315	526,917,315	-	-
Information Technology	868,978,096	868,978,096	-	-
Materials	21,820,510	21,820,510	-	-
Real Estate	45,110,198	45,110,198	-	-
Utilities	168,235,559	168,235,559	-	-

U.S. Treasury Obligations	910,820	-	910,820	-

Money Market Funds	14,429,192	14,429,192	-	-
Total Investments in Securities:	4,444,526,754	4,443,615,934	910,820	-
Derivative Instruments:

Assets
Futures Contracts	782,580	782,580	-	-
Total Assets	782,580	782,580	-	-
Total Derivative Instruments:	782,580	782,580	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	782,580	0
Total Equity Risk	782,580	0
Total Value of Derivatives	782,580	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $2,285,712) - See accompanying schedule:
Unaffiliated issuers (cost $3,860,898,419)	$4,430,097,562
Fidelity Central Funds (cost $14,429,192)	14,429,192

Total Investment in Securities (cost $3,875,327,611)		$4,444,526,754
Segregated cash with brokers for derivative instruments		185,677
Cash		4,813
Receivable for investments sold		166,345,902
Receivable for fund shares sold		5,839,047
Dividends receivable		2,029,792
Distributions receivable from Fidelity Central Funds		66,669
Prepaid expenses		1,095
Total assets		4,618,999,749
Liabilities
Payable for investments purchased	$170,723,785
Payable for fund shares redeemed	537,437
Accrued management fee	368,578
Payable for daily variation margin on futures contracts	34,600
Other payables and accrued expenses	89,736
Collateral on securities loaned	2,397,600
Total liabilities		174,151,736
Net Assets		$4,444,848,013
Net Assets consist of:
Paid in capital		$3,873,676,908
Total accumulated earnings (loss)		571,171,105
Net Assets		$4,444,848,013
Net Asset Value, offering price and redemption price per share ($4,444,848,013 ÷ 235,856,428 shares)		$18.85
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$32,705,001
Interest		25,388
Income from Fidelity Central Funds (including $6,158 from security lending)		378,266
Total income		33,108,655
Expenses
Management fee	$2,586,685
Custodian fees and expenses	44,839
Independent trustees' fees and expenses	5,254
Registration fees	79,219
Audit fees	56,435
Legal	5,346
Interest	1,933
Miscellaneous	3,748
Total expenses before reductions	2,783,459
Expense reductions	(1,884)
Total expenses after reductions		2,781,575
Net Investment income (loss)		30,327,080
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	41,619,049
Futures contracts	(1,950,363)
Total net realized gain (loss)		39,668,686
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	429,477,846
Futures contracts	770,495
Total change in net unrealized appreciation (depreciation)		430,248,341
Net gain (loss)		469,917,027
Net increase (decrease) in net assets resulting from operations		$500,244,107
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,327,080	$3,045,104
Net realized gain (loss)	39,668,686	29,592,126
Change in net unrealized appreciation (depreciation)	430,248,341	87,584,673
Net increase (decrease) in net assets resulting from operations	500,244,107	120,221,903
Distributions to shareholders	(81,440,685)	(55,039,241)

Share transactions
Proceeds from sales of shares	3,641,042,729	337,347,841
Reinvestment of distributions	78,621,575	50,595,189
Cost of shares redeemed	(339,314,632)	(142,340,861)

Net increase (decrease) in net assets resulting from share transactions	3,380,349,672	245,602,169
Total increase (decrease) in net assets	3,799,153,094	310,784,831

Net Assets
Beginning of period	645,694,919	334,910,088
End of period	$4,444,848,013	$645,694,919

Other Information
Shares
Sold	211,151,493	22,317,838
Issued in reinvestment of distributions	4,709,888	4,023,283
Redeemed	(19,519,809)	(9,948,777)
Net increase (decrease)	196,341,572	16,392,344

Financial Highlights
Fidelity® SAI U.S. Momentum Index Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.34	$14.48	$13.95	$19.05	$15.74
Income from Investment Operations
Net investment income (loss) A,B	.20	.10	.30	.19	.10
Net realized and unrealized gain (loss)	3.30	4.17	.52 C	(1.81)	4.66
Total from investment operations	3.50	4.27	.82	(1.62)	4.76
Distributions from net investment income	(.08)	(.11)	(.29)	(.10)	(.18)
Distributions from net realized gain	(.90)	(2.30)	-	(3.38)	(1.27)
Total distributions	(.99) D	(2.41)	(.29)	(3.48)	(1.45)
Net asset value, end of period	$18.85	$16.34	$14.48	$13.95	$19.05
Total Return E	22.32%	35.08%	5.99% C	(11.06)%	32.98%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.11%	.13%	.11%	.11%	.11%
Expenses net of fee waivers, if any	.11%	.13%	.11%	.11%	.11%
Expenses net of all reductions, if any	.11%	.13%	.11%	.11%	.11%
Net investment income (loss)	1.18%	.68%	2.15%	1.25%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$4,444,848	$645,695	$334,910	$4,524,235	$2,908,860
Portfolio turnover rate H	143%	104%	85%	138%	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 5.95%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI U.S. Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$632,172,373
Gross unrealized depreciation	(72,242,888)
Net unrealized appreciation (depreciation)	$559,929,485
Tax Cost	$3,884,597,269

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,435,128
Net unrealized appreciation (depreciation) on securities and other investments	$559,929,485

The Fund intends to elect to defer to its next fiscal year $13,193,507 of capital losses recognized during the period November 1, 2024 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$17,132,333	$ 2,427,968
Long-term Capital Gains	64,308,352	52,611,273
Total	$81,440,685	$ 55,039,241

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Momentum Index Fund	6,981,656,481	3,667,387,978
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .10% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Momentum Index Fund	Borrower	4,649,667	4.99%	1,933

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Momentum Index Fund	3,805,972	4,034,345	(36,351)
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Momentum Index Fund	2,108
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Momentum Index Fund	659	-	-
9. Expense Reductions.
Through arrangements with the Fund's, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,884.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers U.S. Total Stock Fund
Fidelity SAI U.S. Momentum Index Fund	72%	10%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Momentum Index Fund	82%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Momentum Index Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Momentum Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 10, 2025

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $46,922,439 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% and 29% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.59% and 28.72% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.01% and 1.72% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9878817.108
SY1-ANN-0925
Fidelity® SAI U.S. Large Cap Index Fund

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI U.S. Large Cap Index Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	56,994	3,912,068
IRELAND - 0.3%
Information Technology - 0.3%
IT Services - 0.3%
Accenture PLC Class A	163,884	43,773,416
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	66,137	14,138,106
SWITZERLAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	77,632	15,972,784
UNITED STATES - 99.3%
Communication Services - 9.8%
Diversified Telecommunication Services - 0.7%
AT&T Inc	1,883,685	51,631,806
Verizon Communications Inc	1,103,681	47,193,399
		98,825,205
Entertainment - 1.6%
Electronic Arts Inc	59,737	9,109,295
Live Nation Entertainment Inc (b)	41,255	6,093,364
Netflix Inc (b)	111,407	129,165,277
Take-Two Interactive Software Inc (b)	44,354	9,878,966
TKO Group Holdings Inc Class A	17,549	2,948,407
Walt Disney Co/The	470,611	56,054,476
Warner Bros Discovery Inc (b)	589,460	7,763,188
		221,012,973
Interactive Media & Services - 6.9%
Alphabet Inc Class A	1,523,588	292,376,537
Alphabet Inc Class C	1,228,981	237,021,276
Match Group Inc	64,195	2,199,963
Meta Platforms Inc Class A	568,367	439,597,772
		971,195,548
Media - 0.5%
Charter Communications Inc Class A (b)	24,987	6,730,498
Comcast Corp Class A	974,929	32,396,892
Fox Corp Class A	56,192	3,133,266
Fox Corp Class B	34,350	1,756,659
Interpublic Group of Cos Inc/The	96,807	2,381,452
News Corp Class A	100,250	2,939,330
News Corp Class B (c)	27,763	927,839
Omnicom Group Inc	51,077	3,680,098
Paramount Global Class B (c)	157,732	1,982,691
Trade Desk Inc (The) Class A (b)	117,318	10,201,973
		66,130,698
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	124,841	29,763,343
TOTAL COMMUNICATION SERVICES		1,386,927,767

Consumer Discretionary - 10.4%
Automobiles - 1.8%
Ford Motor Co	1,022,486	11,318,920
General Motors Co	251,689	13,425,091
Tesla Inc (b)	733,576	226,139,474
		250,883,485
Broadline Retail - 4.2%
Amazon.com Inc (b)	2,473,459	579,061,487
eBay Inc	120,675	11,071,931
		590,133,418
Distributors - 0.1%
Genuine Parts Co	36,332	4,682,468
LKQ Corp	67,576	1,991,465
Pool Corp	9,844	3,033,330
		9,707,263
Hotels, Restaurants & Leisure - 2.0%
Airbnb Inc Class A (b)	112,987	14,960,609
Booking Holdings Inc	8,518	46,883,583
Caesars Entertainment Inc (b)	54,466	1,453,152
Carnival Corp (b)	274,854	8,182,404
Chipotle Mexican Grill Inc (b)	352,716	15,124,462
Darden Restaurants Inc	30,632	6,177,555
Domino's Pizza Inc	8,963	4,151,751
DoorDash Inc Class A (b)	89,758	22,461,940
Expedia Group Inc Class A	31,831	5,736,583
Hilton Worldwide Holdings Inc	62,221	16,680,206
Las Vegas Sands Corp	88,792	4,652,701
Marriott International Inc/MD Class A1	59,508	15,699,996
McDonald's Corp	187,181	56,167,403
MGM Resorts International (b)	54,147	1,973,658
Norwegian Cruise Line Holdings Ltd (b)	116,958	2,989,446
Royal Caribbean Cruises Ltd	65,401	20,789,016
Starbucks Corp	297,487	26,523,941
Wynn Resorts Ltd	23,039	2,511,942
Yum! Brands Inc	72,762	10,488,642
		283,608,990
Household Durables - 0.3%
DR Horton Inc	72,381	10,338,902
Garmin Ltd	40,323	8,821,059
Lennar Corp Class A	60,792	6,819,647
Mohawk Industries Inc (b)	13,590	1,556,191
NVR Inc (b)	765	5,775,360
PulteGroup Inc	52,475	5,925,477
		39,236,636
Leisure Products - 0.0%
Hasbro Inc	34,483	2,591,742
Specialty Retail - 1.7%
AutoZone Inc (b)	4,379	16,501,736
Best Buy Co Inc	50,433	3,281,171
CarMax Inc (b)	39,887	2,258,003
Home Depot Inc/The	260,190	95,622,427
Lowe's Cos Inc	146,520	32,757,476
O'Reilly Automotive Inc (b)	223,775	22,001,558
Ross Stores Inc	86,085	11,754,046
TJX Cos Inc/The	292,269	36,396,259
Tractor Supply Co	138,805	7,904,945
Ulta Beauty Inc (b)	11,820	6,087,418
Williams-Sonoma Inc	32,186	6,020,391
		240,585,430
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp (b)	39,725	4,217,603
Lululemon Athletica Inc (b)	28,935	5,802,336
NIKE Inc Class B	308,402	23,034,545
Ralph Lauren Corp Class A	10,436	3,117,755
Tapestry Inc	54,358	5,872,295
		42,044,534
TOTAL CONSUMER DISCRETIONARY		1,458,791,498

Consumer Staples - 5.2%
Beverages - 1.1%
Brown-Forman Corp Class B	47,713	1,376,520
Coca-Cola Co/The	1,014,042	68,843,311
Constellation Brands Inc Class A	40,081	6,695,130
Keurig Dr Pepper Inc	355,581	11,609,720
Molson Coors Beverage Co Class B	44,846	2,184,897
Monster Beverage Corp (b)	183,833	10,800,189
PepsiCo Inc	358,930	49,503,626
		151,013,393
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	116,149	109,138,247
Dollar General Corp	57,587	6,040,876
Dollar Tree Inc (b)	51,717	5,872,465
Kroger Co/The	160,370	11,241,937
Sysco Corp	126,905	10,101,638
Target Corp	118,954	11,954,877
Walgreens Boots Alliance Inc	187,969	2,187,959
Walmart Inc	1,131,029	110,818,222
		267,356,221
Food Products - 0.5%
Archer-Daniels-Midland Co	125,778	6,814,652
Bunge Global SA	35,182	2,806,116
Conagra Brands Inc	124,961	2,281,788
General Mills Inc	143,357	7,021,626
Hershey Co/The	38,744	7,211,421
Hormel Foods Corp	76,302	2,143,323
JM Smucker Co	27,873	2,991,888
Kellanova	70,366	5,617,318
Kraft Heinz Co/The	226,196	6,211,342
Lamb Weston Holdings Inc	36,943	2,108,337
McCormick & Co Inc/MD	66,155	4,672,528
Mondelez International Inc	338,971	21,928,034
The Campbell's Company (c)	51,529	1,644,805
Tyson Foods Inc Class A	74,922	3,918,421
		77,371,599
Household Products - 0.9%
Church & Dwight Co Inc	64,477	6,046,008
Clorox Co/The	32,261	4,050,691
Colgate-Palmolive Co	212,162	17,789,784
Kimberly-Clark Corp	86,858	10,824,244
Procter & Gamble Co/The	613,763	92,352,919
		131,063,646
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	61,319	5,723,515
Kenvue Inc	502,584	10,775,401
		16,498,916
Tobacco - 0.7%
Altria Group Inc	440,935	27,311,513
Philip Morris International Inc	407,470	66,845,454
		94,156,967
TOTAL CONSUMER STAPLES		737,460,742

Energy - 3.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co Class A	259,348	11,683,627
Halliburton Co	225,029	5,040,650
Schlumberger NV	392,873	13,279,107
		30,003,384
Oil, Gas & Consumable Fuels - 2.8%
APA Corp	94,470	1,822,326
Chevron Corp	502,036	76,128,740
ConocoPhillips	330,472	31,507,201
Coterra Energy Inc	199,797	4,873,049
Devon Energy Corp	168,089	5,583,917
Diamondback Energy Inc	48,948	7,276,610
EOG Resources Inc	142,872	17,147,497
EQT Corp	156,715	8,423,431
Expand Energy Corp	56,695	5,940,502
Exxon Mobil Corp	1,128,273	125,960,399
Kinder Morgan Inc	506,057	14,199,959
Marathon Petroleum Corp	80,423	13,687,190
Occidental Petroleum Corp	185,494	8,150,606
ONEOK Inc	163,510	13,425,806
Phillips 66	106,664	13,181,537
Targa Resources Corp	56,789	9,450,257
Texas Pacific Land Corp	4,935	4,777,722
Valero Energy Corp	81,995	11,258,733
Williams Cos Inc/The	319,633	19,161,998
		391,957,480
TOTAL ENERGY		421,960,864

Financials - 13.8%
Banks - 3.6%
Bank of America Corp	1,715,364	81,085,256
Citigroup Inc	488,937	45,813,397
Citizens Financial Group Inc	113,540	5,418,129
Fifth Third Bancorp	174,759	7,264,732
Huntington Bancshares Inc/OH	381,396	6,266,336
JPMorgan Chase & Co	727,514	215,518,747
KeyCorp	258,283	4,628,431
M&T Bank Corp	42,017	7,928,608
PNC Financial Services Group Inc/The	103,547	19,701,888
Regions Financial Corp	235,342	5,961,213
Truist Financial Corp	342,820	14,984,662
US Bancorp	407,871	18,337,880
Wells Fargo & Co	851,873	68,686,520
		501,595,799
Capital Markets - 3.5%
Ameriprise Financial Inc	24,928	12,917,440
Bank of New York Mellon Corp/The	187,278	18,999,353
Blackrock Inc	38,124	42,165,525
Blackstone Inc	191,014	33,037,781
Cboe Global Markets Inc	27,412	6,607,388
Charles Schwab Corp/The	447,110	43,696,060
CME Group Inc Class A	94,331	26,250,431
Coinbase Global Inc Class A (b)	55,343	20,906,372
FactSet Research Systems Inc	9,933	4,002,006
Franklin Resources Inc	81,200	1,948,800
Goldman Sachs Group Inc/The	80,325	58,122,368
Intercontinental Exchange Inc	150,162	27,754,442
Invesco Ltd	117,183	2,462,015
KKR & Co Inc Class A	177,204	25,974,562
MarketAxess Holdings Inc	9,819	2,017,805
Moody's Corp	40,503	20,888,612
Morgan Stanley	323,383	46,069,142
MSCI Inc	20,254	11,369,785
Nasdaq Inc	108,213	10,412,255
Northern Trust Corp	50,929	6,620,770
Raymond James Financial Inc	47,532	7,944,023
S&P Global Inc	82,175	45,286,643
State Street Corp	74,650	8,342,138
T Rowe Price Group Inc	57,682	5,851,839
		489,647,555
Consumer Finance - 0.6%
American Express Co	144,885	43,365,529
Capital One Financial Corp	167,444	36,000,460
Synchrony Financial	99,636	6,941,640
		86,307,629
Financial Services - 4.2%
Apollo Global Management Inc	118,192	17,175,661
Berkshire Hathaway Inc Class B (b)	480,037	226,519,861
Block Inc Class A (b)	145,447	11,237,235
Corpay Inc (b)	18,456	5,962,211
Fidelity National Information Services Inc	137,544	10,922,369
Fiserv Inc (b)	145,144	20,166,307
Global Payments Inc	63,846	5,104,488
Jack Henry & Associates Inc	19,063	3,237,183
Mastercard Inc Class A	212,339	120,283,673
PayPal Holdings Inc (b)	254,603	17,506,502
Visa Inc Class A	447,902	154,736,704
		592,852,194
Insurance - 1.9%
AFLAC Inc	127,384	12,656,874
Allstate Corp/The	69,326	14,090,510
American International Group Inc	150,876	11,712,504
Aon PLC	56,529	20,107,931
Arch Capital Group Ltd	97,703	8,408,320
Arthur J Gallagher & Co	67,044	19,258,389
Assurant Inc	13,275	2,486,408
Brown & Brown Inc	73,376	6,704,365
Chubb Ltd	97,556	25,953,798
Cincinnati Financial Corp	40,922	6,036,404
Erie Indemnity Co Class A	6,531	2,326,603
Everest Group Ltd	11,134	3,738,797
Globe Life Inc	21,606	3,034,995
Hartford Insurance Group Inc/The	74,370	9,250,884
Loews Corp	45,548	4,123,916
Marsh & McLennan Cos Inc	128,987	25,694,210
MetLife Inc	147,615	11,211,359
Principal Financial Group Inc	54,002	4,202,976
Progressive Corp/The	153,463	37,144,185
Prudential Financial Inc	92,674	9,599,173
The Travelers Companies, Inc.	59,309	15,434,574
W R Berkley Corp	78,454	5,398,420
Willis Towers Watson PLC	25,957	8,197,480
		266,773,075
TOTAL FINANCIALS		1,937,176,252

Health Care - 8.8%
Biotechnology - 1.6%
AbbVie Inc	462,420	87,406,629
Amgen Inc	140,768	41,540,637
Biogen Inc (b)	38,380	4,912,640
Gilead Sciences Inc	325,653	36,567,575
Incyte Corp (b)	42,078	3,151,221
Moderna Inc (b)	88,630	2,619,903
Regeneron Pharmaceuticals Inc	27,189	14,830,512
Vertex Pharmaceuticals Inc (b)	67,230	30,715,370
		221,744,487
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	455,452	57,473,488
Align Technology Inc (b)	17,839	2,301,409
Baxter International Inc	134,366	2,923,804
Becton Dickinson & Co	75,026	13,373,385
Boston Scientific Corp (b)	387,281	40,633,523
Cooper Cos Inc/The (b)	52,357	3,701,116
Dexcom Inc (b)	102,651	8,291,121
Edwards Lifesciences Corp (b)	153,558	12,178,685
GE HealthCare Technologies Inc	119,872	8,549,271
Hologic Inc (b)	58,336	3,898,012
IDEXX Laboratories Inc (b)	21,053	11,248,828
Insulet Corp (b)	18,423	5,313,193
Intuitive Surgical Inc (b)	93,827	45,139,231
Medtronic PLC	335,741	30,297,268
ResMed Inc	38,385	10,438,417
Solventum Corp (b)	36,232	2,585,516
STERIS PLC	25,720	5,825,323
Stryker Corp	90,036	35,359,838
Zimmer Biomet Holdings Inc	51,792	4,746,737
		304,278,165
Health Care Providers & Services - 1.5%
Cardinal Health Inc	62,475	9,697,370
Cencora Inc	45,153	12,917,370
Centene Corp (b)	130,271	3,396,165
Cigna Group/The	69,934	18,698,953
CVS Health Corp	331,163	20,565,222
DaVita Inc (b)	10,869	1,525,681
Elevance Health Inc	59,147	16,743,333
HCA Healthcare Inc	45,344	16,051,323
Henry Schein Inc (b)	31,864	2,155,600
Humana Inc	31,597	7,895,142
Labcorp Holdings Inc	21,912	5,698,873
McKesson Corp	32,751	22,714,129
Molina Healthcare Inc (b)	14,190	2,240,175
Quest Diagnostics Inc	29,223	4,892,222
UnitedHealth Group Inc	237,475	59,264,261
Universal Health Services Inc Class B	14,972	2,492,089
		206,947,908
Life Sciences Tools & Services - 0.8%
Agilent Technologies Inc	74,636	8,568,959
Bio-Techne Corp	41,057	2,247,049
Charles River Laboratories International Inc (b)	12,859	2,181,400
Danaher Corp	166,742	32,874,853
IQVIA Holdings Inc (b)	43,025	7,996,627
Mettler-Toledo International Inc (b)	5,441	6,712,453
Revvity Inc	30,864	2,712,946
Thermo Fisher Scientific Inc	98,821	46,216,605
Waters Corp (b)	15,579	4,498,592
West Pharmaceutical Services Inc	18,807	4,499,763
		118,509,247
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co	532,748	23,073,316
Eli Lilly & Co	205,924	152,398,175
Johnson & Johnson	629,867	103,764,290
Merck & Co Inc	657,346	51,351,870
Pfizer Inc	1,488,369	34,664,114
Viatris Inc	307,452	2,687,129
Zoetis Inc Class A	116,554	16,992,408
		384,931,302
TOTAL HEALTH CARE		1,236,411,109

Industrials - 8.6%
Aerospace & Defense - 2.2%
Axon Enterprise Inc (b)	19,361	14,627,042
Boeing Co (b)	197,388	43,788,554
GE Aerospace	279,161	75,674,964
General Dynamics Corp	65,946	20,549,433
Howmet Aerospace Inc	105,677	18,997,554
Huntington Ingalls Industries Inc	10,274	2,865,008
L3Harris Technologies Inc	48,941	13,449,966
Lockheed Martin Corp	54,588	22,980,456
Northrop Grumman Corp	35,417	20,421,796
RTX Corp	349,724	55,106,011
Textron Inc	47,262	3,675,566
TransDigm Group Inc	14,703	23,649,187
		315,785,537
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	31,079	3,584,030
Expeditors International of Washington Inc	35,850	4,167,204
FedEx Corp	57,702	12,895,820
United Parcel Service Inc Class B	192,072	16,548,924
		37,195,978
Building Products - 0.5%
A O Smith Corp	30,430	2,154,140
Allegion plc	22,522	3,736,850
Builders FirstSource Inc (b)	28,935	3,678,507
Carrier Global Corp	208,725	14,322,710
Johnson Controls International plc	172,260	18,087,300
Lennox International Inc	8,360	5,091,240
Masco Corp	55,216	3,761,866
Trane Technologies PLC	58,381	25,575,548
		76,408,161
Commercial Services & Supplies - 0.5%
Cintas Corp	89,856	19,997,453
Copart Inc (b)	230,164	10,433,334
Republic Services Inc	53,175	12,264,814
Rollins Inc	73,606	4,215,415
Veralto Corp	64,896	6,803,048
Waste Management Inc	95,861	21,967,507
		75,681,571
Construction & Engineering - 0.1%
Quanta Services Inc	38,793	15,755,000
Electrical Equipment - 1.0%
AMETEK Inc	60,430	11,170,486
Eaton Corp PLC	102,434	39,408,408
Emerson Electric Co	147,247	21,425,911
GE Vernova Inc	71,449	47,177,060
Generac Holdings Inc (b)	15,468	3,011,465
Hubbell Inc	13,971	6,112,033
Rockwell Automation Inc	29,506	10,377,555
		138,682,918
Ground Transportation - 0.9%
CSX Corp	491,753	17,476,902
JB Hunt Transport Services Inc	20,520	2,955,905
Norfolk Southern Corp	59,016	16,406,448
Old Dominion Freight Line Inc	48,692	7,267,281
Uber Technologies Inc (b)	547,433	48,037,246
Union Pacific Corp	156,407	34,717,662
		126,861,444
Industrial Conglomerates - 0.4%
3M Co	140,887	21,023,158
Honeywell International Inc	168,241	37,408,386
		58,431,544
Machinery - 1.6%
Caterpillar Inc	123,120	53,929,022
Cummins Inc	36,060	13,256,377
Deere & Co	66,078	34,649,321
Dover Corp	35,892	6,501,477
Fortive Corp	88,976	4,264,620
IDEX Corp	19,775	3,233,410
Illinois Tool Works Inc	69,797	17,865,938
Ingersoll Rand Inc	105,622	8,938,790
Nordson Corp	14,158	3,032,785
Otis Worldwide Corp	103,317	8,853,234
PACCAR Inc	137,420	13,571,599
Parker-Hannifin Corp	33,450	24,482,055
Pentair PLC	43,068	4,401,550
Snap-on Inc	13,688	4,396,449
Stanley Black & Decker Inc	40,513	2,740,704
Westinghouse Air Brake Technologies Corp	44,797	8,603,264
Xylem Inc/NY	63,706	9,213,162
		221,933,757
Passenger Airlines - 0.2%
Delta Air Lines Inc	170,923	9,094,813
Southwest Airlines Co	149,175	4,613,983
United Airlines Holdings Inc (b)	85,494	7,549,975
		21,258,771
Professional Services - 0.6%
Automatic Data Processing Inc	106,259	32,887,161
Broadridge Financial Solutions Inc	30,750	7,610,933
Dayforce Inc (b)	41,862	2,414,181
Equifax Inc	32,518	7,811,799
Jacobs Solutions Inc	31,455	4,462,521
Leidos Holdings Inc	33,699	5,380,045
Paychex Inc	83,920	12,112,174
Paycom Software Inc	12,759	2,954,219
Verisk Analytics Inc	36,616	10,205,245
		85,838,278
Trading Companies & Distributors - 0.3%
Fastenal Co	300,325	13,853,992
United Rentals Inc	17,016	15,024,107
WW Grainger Inc	11,442	11,894,417
		40,772,516
TOTAL INDUSTRIALS		1,214,605,475

Information Technology - 33.5%
Communications Equipment - 0.9%
Arista Networks Inc	269,599	33,219,989
Cisco Systems Inc	1,041,396	70,898,240
F5 Inc (b)	15,030	4,710,702
Motorola Solutions Inc	43,690	19,179,036
		128,007,967
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp Class A	316,651	33,726,499
CDW Corp/DE	34,472	6,011,227
Corning Inc	201,791	12,761,263
Jabil Inc	28,100	6,271,077
Keysight Technologies Inc (b)	45,242	7,415,616
Teledyne Technologies Inc (b)	12,265	6,758,260
Trimble Inc (b)	62,447	5,238,679
Zebra Technologies Corp Class A (b)	13,314	4,513,712
		82,696,333
IT Services - 0.7%
Akamai Technologies Inc (b)	38,284	2,921,452
Cognizant Technology Solutions Corp Class A	129,054	9,260,915
EPAM Systems Inc (b)	14,835	2,339,628
Gartner Inc (b)	20,149	6,823,459
GoDaddy Inc Class A (b)	37,297	6,026,449
IBM Corporation	243,300	61,591,395
VeriSign Inc	22,007	5,917,022
		94,880,320
Semiconductors & Semiconductor Equipment - 13.4%
Advanced Micro Devices Inc (b)	424,458	74,836,190
Analog Devices Inc	129,839	29,165,735
Applied Materials Inc	212,682	38,295,521
Broadcom Inc	1,230,886	361,511,218
Enphase Energy Inc (b)	34,356	1,111,760
First Solar Inc (b)	28,075	4,905,545
Intel Corp	1,141,918	22,609,976
KLA Corp	34,618	30,430,261
Lam Research Corp	334,853	31,757,459
Microchip Technology Inc	140,799	9,516,604
Micron Technology Inc	292,562	31,930,217
Monolithic Power Systems Inc	12,535	8,915,393
NVIDIA Corp	6,384,224	1,135,561,924
ON Semiconductor Corp (b)	109,404	6,166,009
QUALCOMM Inc	287,224	42,152,994
Skyworks Solutions Inc	39,305	2,693,965
Teradyne Inc	42,001	4,512,167
Texas Instruments Inc	237,821	43,059,870
		1,879,132,808
Software - 11.8%
Adobe Inc (b)	111,572	39,908,189
Autodesk Inc (b)	56,005	16,975,676
Cadence Design Systems Inc (b)	71,479	26,059,099
Crowdstrike Holdings Inc Class A (b)	65,203	29,639,328
Datadog Inc Class A (b)	83,639	11,707,787
Fair Isaac Corp (b)	6,372	9,154,780
Fortinet Inc (b)	166,309	16,614,269
Gen Digital Inc	142,876	4,213,413
Intuit Inc	73,184	57,458,954
Microsoft Corp	1,945,705	1,038,033,618
Oracle Corp	425,777	108,049,429
Palantir Technologies Inc Class A (b)	556,846	88,176,564
Palo Alto Networks Inc (b)	173,327	30,089,567
PTC Inc (b)	31,402	6,745,464
Roper Technologies Inc	28,144	15,490,458
Salesforce Inc	251,172	64,885,263
Servicenow Inc (b)	54,189	51,106,730
Synopsys Inc (b)	48,418	30,671,350
Tyler Technologies Inc (b)	11,290	6,599,682
Workday Inc Class A (b)	56,711	13,008,369
		1,664,587,989
Technology Hardware, Storage & Peripherals - 6.1%
Apple Inc	3,909,929	811,583,963
Dell Technologies Inc Class C	78,424	10,406,081
Hewlett Packard Enterprise Co	343,871	7,114,691
HP Inc	246,766	6,119,797
NetApp Inc	53,246	5,544,505
Seagate Technology Holdings PLC	55,554	8,722,534
Super Micro Computer Inc (b)(c)	134,366	7,923,563
Western Digital Corp	91,331	7,186,836
		864,601,970
TOTAL INFORMATION TECHNOLOGY		4,713,907,387

Materials - 1.8%
Chemicals - 1.2%
Air Products and Chemicals Inc	58,267	16,773,904
Albemarle Corp (c)	30,352	2,059,383
CF Industries Holdings Inc	42,412	3,937,106
Corteva Inc	178,599	12,882,346
Dow Inc	185,138	4,311,864
DuPont de Nemours Inc	109,590	7,879,521
Eastman Chemical Co	30,248	2,196,307
Ecolab Inc	66,061	17,292,127
International Flavors & Fragrances Inc	66,999	4,758,939
Linde PLC	123,232	56,718,760
LyondellBasell Industries NV Class A1	67,342	3,901,122
Mosaic Co/The	83,067	2,991,243
PPG Industries Inc	59,449	6,271,870
Sherwin-Williams Co/The	60,361	19,972,248
		161,946,740
Construction Materials - 0.1%
Martin Marietta Materials Inc	15,785	9,074,480
Vulcan Materials Co	34,586	9,499,737
		18,574,217
Containers & Packaging - 0.2%
Amcor PLC	599,937	5,609,411
Avery Dennison Corp	20,467	3,433,748
Ball Corp	72,635	4,159,080
International Paper Co	138,204	6,459,655
Packaging Corp of America	23,389	4,531,619
Smurfit WestRock PLC	129,833	5,761,989
		29,955,502
Metals & Mining - 0.3%
Freeport-McMoRan Inc	375,992	15,129,918
Newmont Corp	291,366	18,093,829
Nucor Corp	60,408	8,642,573
Steel Dynamics Inc	36,141	4,610,145
		46,476,465
TOTAL MATERIALS		256,952,924

Real Estate - 2.0%
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	40,323	3,081,887
Healthpeak Properties Inc	181,904	3,081,454
Ventas Inc	118,147	7,937,115
Welltower Inc	162,637	26,846,490
		40,946,946
Hotel & Resort REITs - 0.0%
Host Hotels & Resorts Inc	181,626	2,855,161
Industrial REITs - 0.2%
Prologis Inc	242,928	25,939,852
Office REITs - 0.0%
BXP Inc	38,139	2,495,434
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	76,880	11,973,291
CoStar Group Inc (b)	110,453	10,514,021
		22,487,312
Residential REITs - 0.2%
AvalonBay Communities Inc	37,221	6,933,528
Camden Property Trust	27,968	3,054,105
Equity Residential	89,510	5,657,032
Essex Property Trust Inc	16,854	4,385,074
Invitation Homes Inc	149,232	4,573,961
Mid-America Apartment Communities Inc	30,640	4,364,055
UDR Inc	78,916	3,100,610
		32,068,365
Retail REITs - 0.2%
Federal Realty Investment Trust	20,327	1,873,336
Kimco Realty Corp	177,142	3,760,725
Realty Income Corp	236,431	13,270,872
Regency Centers Corp	42,761	3,053,135
Simon Property Group Inc	80,321	13,155,777
		35,113,845
Specialized REITs - 0.9%
American Tower Corp	122,553	25,538,820
Crown Castle Inc	114,013	11,981,626
Digital Realty Trust Inc	82,880	14,623,347
Equinix Inc	25,608	20,106,633
Extra Space Storage Inc	55,565	7,465,713
Iron Mountain Inc	77,242	7,520,281
Public Storage Operating Co	41,336	11,240,912
SBA Communications Corp Class A	28,132	6,321,823
VICI Properties Inc	276,588	9,016,769
Weyerhaeuser Co	189,930	4,757,747
		118,573,671
TOTAL REAL ESTATE		280,480,586

Utilities - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp	67,247	4,371,727
American Electric Power Co Inc	139,855	15,823,195
Constellation Energy Corp	82,049	28,539,924
Duke Energy Corp	203,482	24,751,550
Edison International	100,735	5,250,308
Entergy Corp	116,851	10,566,836
Evergy Inc	60,238	4,264,850
Eversource Energy	96,199	6,358,754
Exelon Corp	264,290	11,877,193
FirstEnergy Corp	134,506	5,744,751
NextEra Energy Inc	538,929	38,296,296
NRG Energy Inc	51,183	8,557,798
PG&E Corp	575,354	8,066,463
Pinnacle West Capital Corp	31,261	2,832,872
PPL Corp	193,563	6,908,263
Southern Co/The	287,735	27,185,203
Xcel Energy Inc	150,993	11,088,926
		220,484,909
Gas Utilities - 0.0%
Atmos Energy Corp	41,632	6,491,261
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	186,396	2,451,107
Vistra Corp	88,834	18,525,443
		20,976,550
Multi-Utilities - 0.6%
Ameren Corp	70,757	7,155,655
CenterPoint Energy Inc	170,868	6,633,096
CMS Energy Corp	78,323	5,780,237
Consolidated Edison Inc	94,341	9,764,294
Dominion Energy Inc	223,277	13,050,541
DTE Energy Co	54,332	7,520,092
NiSource Inc	123,234	5,231,283
Public Service Enterprise Group Inc	130,642	11,730,345
Sempra	170,752	13,947,024
WEC Energy Group Inc	83,564	9,115,161
		89,927,728
Water Utilities - 0.1%
American Water Works Co Inc	50,684	7,107,924
TOTAL UTILITIES		344,988,372

TOTAL UNITED STATES		13,989,662,976
TOTAL COMMON STOCKS (Cost $5,005,913,484)		14,067,459,350

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $2,844,329)	4.25	2,851,000	2,844,195

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	23,950,757	23,955,548
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	11,711,828	11,712,999
TOTAL MONEY MARKET FUNDS (Cost $35,668,547)			35,668,547

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,044,426,360)	14,105,972,092
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,898,601)
NET ASSETS - 100.0%	14,101,073,491

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	106	Sep 2025	33,783,525	417,832	417,832

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,260,591.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,967,378	985,809,438	994,821,268	1,068,028	-	-	23,955,548	23,950,757	0.0%
Fidelity Securities Lending Cash Central Fund	10,593,974	198,373,856	197,254,831	13,425	-	-	11,712,999	11,711,828	0.0%
Total	43,561,352	1,184,183,294	1,192,076,099	1,081,453	-	-	35,668,547

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,386,927,767	1,386,927,767	-	-
Consumer Discretionary	1,462,703,566	1,462,703,566	-	-
Consumer Staples	737,460,742	737,460,742	-	-
Energy	421,960,864	421,960,864	-	-
Financials	1,937,176,252	1,937,176,252	-	-
Health Care	1,236,411,109	1,236,411,109	-	-
Industrials	1,214,605,475	1,214,605,475	-	-
Information Technology	4,787,791,693	4,787,791,693	-	-
Materials	256,952,924	256,952,924	-	-
Real Estate	280,480,586	280,480,586	-	-
Utilities	344,988,372	344,988,372	-	-

U.S. Treasury Obligations	2,844,195	-	2,844,195	-

Money Market Funds	35,668,547	35,668,547	-	-
Total Investments in Securities:	14,105,972,092	14,103,127,897	2,844,195	-
Derivative Instruments:

Assets
Futures Contracts	417,832	417,832	-	-
Total Assets	417,832	417,832	-	-
Total Derivative Instruments:	417,832	417,832	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	417,832	0
Total Equity Risk	417,832	0
Total Value of Derivatives	417,832	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $13,098,170) - See accompanying schedule:
Unaffiliated issuers (cost $5,008,757,813)	$14,070,303,545
Fidelity Central Funds (cost $35,668,547)	35,668,547

Total Investment in Securities (cost $5,044,426,360)		$14,105,972,092
Cash		5,421
Receivable for fund shares sold		5,083,889
Dividends receivable		7,769,040
Distributions receivable from Fidelity Central Funds		68,362
Prepaid expenses		1,548
Receivable from investment adviser for expense reductions		32,266
Other receivables		23,680
Total assets		14,118,956,298
Liabilities
Payable for fund shares redeemed	$5,768,201
Accrued management fee	177,036
Payable for daily variation margin on futures contracts	111,559
Other payables and accrued expenses	82,836
Collateral on securities loaned	11,743,175
Total liabilities		17,882,807
Net Assets		$14,101,073,491
Net Assets consist of:
Paid in capital		$5,179,134,178
Total accumulated earnings (loss)		8,921,939,313
Net Assets		$14,101,073,491
Net Asset Value, offering price and redemption price per share ($14,101,073,491 ÷ 558,943,377 shares)		$25.23
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$189,616,191
Interest		104,100
Income from Fidelity Central Funds (including $13,425 from security lending)		1,081,453
Total income		190,801,744
Expenses
Management fee	$2,165,706
Custodian fees and expenses	222,455
Independent trustees' fees and expenses	36,281
Registration fees	80,613
Audit fees	57,722
Legal	19,197
Interest	10,160
Miscellaneous	51,034
Total expenses before reductions	2,643,168
Expense reductions	(435,048)
Total expenses after reductions		2,208,120
Net Investment income (loss)		188,593,624
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	640,105,813
Futures contracts	1,715,343
Total net realized gain (loss)		641,821,156
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,117,458,231
Futures contracts	(103,233)
Total change in net unrealized appreciation (depreciation)		1,117,354,998
Net gain (loss)		1,759,176,154
Net increase (decrease) in net assets resulting from operations		$1,947,769,778
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$188,593,624	$181,886,360
Net realized gain (loss)	641,821,156	69,535,835
Change in net unrealized appreciation (depreciation)	1,117,354,998	2,364,727,255
Net increase (decrease) in net assets resulting from operations	1,947,769,778	2,616,149,450
Distributions to shareholders	(891,382,777)	(724,077,694)

Share transactions
Proceeds from sales of shares	11,117,313,962	9,140,804,990
Reinvestment of distributions	859,575,873	711,398,422
Cost of shares redeemed	(13,843,254,587)	(7,003,466,492)

Net increase (decrease) in net assets resulting from share transactions	(1,866,364,752)	2,848,736,920
Total increase (decrease) in net assets	(809,977,751)	4,740,808,676

Net Assets
Beginning of period	14,911,051,242	10,170,242,566
End of period	$14,101,073,491	$14,911,051,242

Other Information
Shares
Sold	463,726,803	452,527,025
Issued in reinvestment of distributions	36,760,944	38,357,677
Redeemed	(589,271,914)	(344,834,208)
Net increase (decrease)	(88,784,167)	146,050,494

Financial Highlights
Fidelity® SAI U.S. Large Cap Index Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$23.02	$20.27	$19.87	$23.16	$17.68
Income from Investment Operations
Net investment income (loss) A,B	.31	.30	.30	.30	.31
Net realized and unrealized gain (loss)	3.32	3.84	1.99	(1.23)	5.94
Total from investment operations	3.63	4.14	2.29	(.93)	6.25
Distributions from net investment income	(.30)	(.32)	(.33)	(.34)	(.35)
Distributions from net realized gain	(1.12)	(1.07)	(1.56)	(2.02)	(.42)
Total distributions	(1.42)	(1.39)	(1.89)	(2.36)	(.77)
Net asset value, end of period	$25.23	$23.02	$20.27	$19.87	$23.16
Total Return C	16.32%	22.14%	12.98%	(4.68)%	36.43%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.02%	.02%	.03%	.02%	.02%
Expenses net of fee waivers, if any	.02%	.02%	.03%	.02%	.02%
Expenses net of all reductions, if any	.02%	.02%	.03%	.02%	.02%
Net investment income (loss)	1.31%	1.48%	1.66%	1.43%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$14,101,073	$14,911,051	$10,170,243	$12,126,586	$13,967,770
Portfolio turnover rate F	64%	40%	75%	75%	86%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI U.S. Large Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,148,753,610
Gross unrealized depreciation	(181,561,292)
Net unrealized appreciation (depreciation)	$8,967,192,318
Tax Cost	$5,138,779,774

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$7,279,390
Net unrealized appreciation (depreciation) on securities and other investments	$8,967,192,318

The Fund intends to elect to defer to its next fiscal year $52,532,396 of capital losses recognized during the period November 1, 2024 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$544,375,348	$ 167,590,242
Long-term Capital Gains	347,007,429	556,487,452
Total	$891,382,777	$ 724,077,694

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI U.S. Large Cap Index Fund	9,197,551,251	11,745,345,863
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .015% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity SAI U.S. Large Cap Index Fund	Borrower	7,297,000	5.01%	10,160

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI U.S. Large Cap Index Fund	1,880	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI U.S. Large Cap Index Fund	16,536
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI U.S. Large Cap Index Fund	21,062	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity SAI U.S. Large Cap Index Fund	2,049,707
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .015% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $432,425.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,623.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI U.S. Large Cap Index Fund	19%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI U.S. Large Cap Index Fund	28%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI U.S. Large Cap Index Fund:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI U.S. Large Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025

We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $346,595,351, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,173,842 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 57%, and 20% of the dividends distributed in September and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 59.42%, and 20.81% of the dividends distributed in September and December, respectively, during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 2.36%, and 1.31% of the dividends distributed in September and December, respectively, during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9870993.109
SV9-ANN-0925
Fidelity® SAI Small-Mid Cap 500 Index Fund

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Small-Mid Cap 500 Index Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A (b)	9,189	92,074
Liberty Global Ltd Class C (b)	7,790	79,691

TOTAL BELGIUM		171,765
BERMUDA - 0.3%
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	2,631	641,280
BRAZIL - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
XP Inc Class A	22,325	360,326
CANADA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp Class A (United States)	7,439	272,491
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	8,217	308,466
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (b)	2,946	147,564
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	5,664	227,410
JAPAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	6,780	212,960
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Freedom Holding Corp/NV (b)	976	181,355
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.2%
Popular Inc	3,725	426,811
UNITED KINGDOM - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
TechnipFMC PLC	22,882	832,218
UNITED STATES - 97.9%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.6%
AST SpaceMobile Inc Class A (b)(c)	9,495	504,849
Frontier Communications Parent Inc (b)	12,912	474,387
GCI LLC Class A	168	5,550
GCI LLC Class C	1,246	41,430
Iridium Communications Inc	5,241	128,195
		1,154,411
Entertainment - 0.5%
Liberty Media Corp-Liberty Live Class A (b)	1,061	86,789
Liberty Media Corp-Liberty Live Class C (b)	2,542	214,113
Madison Square Garden Sports Corp Class A (b)	888	179,465
Roku Inc Class A (b)	7,100	668,536
		1,148,903
Interactive Media & Services - 0.4%
IAC Inc Class A (b)	3,715	146,000
Match Group Inc	13,464	461,411
Trump Media & Technology Group Corp (b)	5,674	99,806
ZoomInfo Technologies Inc (b)	16,327	176,821
		884,038
Media - 1.6%
DoubleVerify Holdings Inc (b)	7,409	113,506
Interpublic Group of Cos Inc/The	20,315	499,749
Liberty Broadband Corp Class A (b)	844	51,593
Liberty Broadband Corp Class C (b)	6,233	382,208
New York Times Co/The Class A	8,840	458,708
News Corp Class A	21,124	619,356
News Corp Class B	5,916	197,712
Nexstar Media Group Inc	1,553	290,582
Paramount Global Class A (c)	1,868	35,660
Paramount Global Class B (c)	30,483	383,171
Sirius XM Holdings Inc	10,455	220,810
		3,253,055
TOTAL COMMUNICATION SERVICES		6,440,407

Consumer Discretionary - 13.1%
Automobile Components - 0.6%
BorgWarner Inc	11,997	441,490
Gentex Corp	12,454	329,035
Lear Corp	2,937	276,930
QuantumScape Corp Class A (b)(c)	22,778	195,890
		1,243,345
Automobiles - 0.5%
Harley-Davidson Inc	6,163	149,946
Lucid Group Inc Class A (b)(c)	68,699	169,000
Rivian Automotive Inc Class A (b)(c)	42,683	549,330
Thor Industries Inc (c)	2,803	255,045
		1,123,321
Broadline Retail - 0.5%
Dillard's Inc Class A (c)	162	75,642
Etsy Inc (b)	5,685	331,265
Macy's Inc	15,290	193,113
Ollie's Bargain Outlet Holdings Inc (b)	3,372	460,716
		1,060,736
Distributors - 0.5%
LKQ Corp	14,294	421,243
Pool Corp	1,979	609,809
		1,031,052
Diversified Consumer Services - 1.2%
ADT Inc	22,465	187,583
Bright Horizons Family Solutions Inc (b)	3,131	354,116
Duolingo Inc Class A (b)	2,070	717,359
Grand Canyon Education Inc (b)	1,532	258,341
H&R Block Inc	7,304	396,899
Service Corp International/US	7,674	585,603
		2,499,901
Hotels, Restaurants & Leisure - 3.7%
Aramark	14,539	618,780
Boyd Gaming Corp	3,200	271,680
Caesars Entertainment Inc (b)	11,368	303,298
Cava Group Inc (b)	5,497	483,791
Choice Hotels International Inc (c)	1,491	190,416
Churchill Downs Inc	3,582	383,417
Dutch Bros Inc Class A (b)	6,371	377,609
Hyatt Hotels Corp Class A	2,216	312,390
Light & Wonder Inc Class A (b)	4,559	439,123
MGM Resorts International (b)	11,286	411,375
Norwegian Cruise Line Holdings Ltd (b)	24,365	622,769
Penn Entertainment Inc (b)	8,246	148,923
Planet Fitness Inc Class A (b)	4,622	504,676
Texas Roadhouse Inc	3,646	674,984
Travel + Leisure Co	3,467	205,420
Vail Resorts Inc	1,975	296,764
Wendy's Co/The	8,954	88,196
Wingstop Inc	1,530	577,330
Wyndham Hotels & Resorts Inc	4,181	359,566
Wynn Resorts Ltd	4,601	501,647
		7,772,154
Household Durables - 1.5%
Mohawk Industries Inc (b)	2,825	323,491
Newell Brands Inc	23,078	129,467
SharkNinja Inc (b)	3,876	450,004
Somnigroup International Inc	11,136	806,024
Toll Brothers Inc	5,448	644,825
TopBuild Corp (b)	1,606	594,911
Whirlpool Corp (c)	2,955	245,383
		3,194,105
Leisure Products - 0.6%
Brunswick Corp/DE	3,610	210,427
Hasbro Inc	7,279	547,090
Mattel Inc (b)	17,682	300,771
YETI Holdings Inc (b)	4,563	167,644
		1,225,932
Specialty Retail - 2.4%
AutoNation Inc (b)	1,513	291,464
Bath & Body Works Inc	11,727	339,614
CarMax Inc (b)	8,397	475,354
Dick's Sporting Goods Inc	2,981	630,511
Five Below Inc (b)	2,966	404,918
Floor & Decor Holdings Inc Class A (b)	5,862	449,264
GameStop Corp Class A (b)(c)	22,572	506,741
Gap Inc/The	12,671	246,578
Lithia Motors Inc Class A	1,409	405,792
Murphy USA Inc	991	359,218
Penske Automotive Group Inc	1,020	170,758
Restoration Hardware Inc (b)	843	173,338
Valvoline Inc (b)	6,998	246,680
Wayfair Inc Class A (b)(c)	5,162	338,834
		5,039,064
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co	1,424	80,555
Crocs Inc (b)	2,994	298,592
PVH Corp	2,880	211,450
Ralph Lauren Corp Class A	2,155	643,806
Skechers USA Inc Class A (b)	7,194	455,021
Tapestry Inc	11,391	1,230,570
Under Armour Inc Class A (b)	10,868	72,163
Under Armour Inc Class C (b)	9,925	62,527
VF Corp	19,344	226,712
		3,281,396
TOTAL CONSUMER DISCRETIONARY		27,471,006

Consumer Staples - 4.8%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	447	92,565
Celsius Holdings Inc (b)	9,057	410,644
Coca-Cola Consolidated Inc	2,852	318,711
Primo Brands Corp Class A	14,147	390,599
		1,212,519
Consumer Staples Distribution & Retail - 2.9%
Albertsons Cos Inc Class A	22,814	438,484
BJ's Wholesale Club Holdings Inc (b)	7,200	762,480
Casey's General Stores Inc	2,038	1,060,025
Maplebear Inc (b)	9,491	455,283
Performance Food Group Co (b)	8,407	844,063
Sprouts Farmers Market Inc (b)	5,392	817,104
US Foods Holding Corp (b)	12,650	1,054,125
Walgreens Boots Alliance Inc	39,358	458,127
		5,889,691
Food Products - 0.9%
Darling Ingredients Inc (b)	8,615	278,954
Flowers Foods Inc	10,315	163,493
Freshpet Inc (b)	2,626	179,408
Ingredion Inc	3,519	462,890
Lamb Weston Holdings Inc	7,506	428,367
Pilgrim's Pride Corp	2,265	107,338
Post Holdings Inc (b)	2,779	294,046
Seaboard Corp	14	44,341
Smithfield Foods Inc	1,402	33,816
		1,992,653
Household Products - 0.0%
Reynolds Consumer Products Inc	2,987	67,178
Personal Care Products - 0.4%
BellRing Brands Inc (b)	6,993	381,678
Coty Inc Class A (b)	18,900	91,665
elf Beauty Inc (b)	3,017	365,630
		838,973
TOTAL CONSUMER STAPLES		10,001,014

Energy - 2.5%
Energy Equipment & Services - 0.2%
NOV Inc	20,576	258,846
Weatherford International PLC	3,925	221,958
		480,804
Oil, Gas & Consumable Fuels - 2.3%
Antero Midstream Corp	18,420	338,007
Antero Resources Corp (b)	15,958	557,413
APA Corp	19,533	376,792
Chord Energy Corp	3,253	358,903
Civitas Resources Inc	5,102	154,897
DT Midstream Inc	5,588	574,055
HF Sinclair Corp	8,798	386,584
Matador Resources Co	6,432	320,828
Ovintiv Inc	14,300	588,874
Permian Resources Corp Class A	35,104	497,073
Range Resources Corp	13,003	477,470
Viper Energy Inc Class A	7,229	272,244
		4,903,140
TOTAL ENERGY		5,383,944

Financials - 15.9%
Banks - 3.5%
Bank OZK	5,878	289,785
BOK Financial Corp	1,238	125,694
Columbia Banking System Inc	11,509	273,914
Comerica Inc	7,189	485,761
Commerce Bancshares Inc/MO	6,790	415,548
Cullen/Frost Bankers Inc	3,275	417,268
East West Bancorp Inc	7,529	754,783
First Hawaiian Inc	6,913	167,640
First Horizon Corp	27,692	603,964
FNB Corp/PA	19,547	299,460
Pinnacle Financial Partners Inc	4,205	369,577
Prosperity Bancshares Inc	5,036	335,498
SouthState Corp	5,524	520,195
Synovus Financial Corp	7,637	360,772
TFS Financial Corp	2,867	37,586
Webster Financial Corp	9,216	531,302
Western Alliance Bancorp	5,942	460,862
Wintrust Financial Corp	3,636	465,335
Zions Bancorp NA	7,987	428,263
		7,343,207
Capital Markets - 3.8%
Affiliated Managers Group Inc	1,539	322,990
Carlyle Group Inc/The	14,406	873,869
Evercore Inc Class A	2,030	611,314
FactSet Research Systems Inc	2,092	842,867
Franklin Resources Inc	16,928	406,272
Hamilton Lane Inc Class A	2,201	335,212
Houlihan Lokey Inc Class A	2,979	567,976
Invesco Ltd	20,041	421,061
Janus Henderson Group PLC	6,912	299,290
Jefferies Financial Group Inc	8,434	486,304
Lazard Inc	6,055	314,739
MarketAxess Holdings Inc	2,008	412,644
Morningstar Inc	1,295	358,016
SEI Investments Co	5,730	504,928
Stifel Financial Corp	5,503	628,002
TPG Inc Class A	7,132	407,023
Virtu Financial Inc Class A	4,450	196,423
		7,988,930
Consumer Finance - 1.3%
Ally Financial Inc	15,199	575,282
Credit Acceptance Corp (b)(c)	379	185,816
OneMain Holdings Inc	6,560	379,102
SLM Corp	11,521	366,368
SoFi Technologies Inc Class A (b)	58,571	1,322,534
		2,829,102
Financial Services - 2.5%
Affirm Holdings Inc Class A (b)	14,781	1,013,386
Corebridge Financial Inc	13,228	470,388
Equitable Holdings Inc	16,847	865,093
Euronet Worldwide Inc (b)	2,234	217,100
Jack Henry & Associates Inc	3,999	679,090
MGIC Investment Corp	12,847	332,737
Mr Cooper Group Inc (b)	3,457	538,324
Shift4 Payments Inc Class A (b)(c)	3,656	376,568
UWM Holdings Corp Class A	8,587	34,520
Voya Financial Inc	5,296	370,720
Western Union Co/The	18,254	146,945
WEX Inc (b)	1,869	317,132
		5,362,003
Insurance - 3.9%
American Financial Group Inc/OH	3,642	454,886
Assurant Inc	2,791	522,754
Assured Guaranty Ltd	2,567	217,117
Axis Capital Holdings Ltd	4,177	391,970
Brighthouse Financial Inc (b)	3,157	151,062
Everest Group Ltd	2,313	776,706
First American Financial Corp	5,415	325,171
Globe Life Inc	4,567	641,526
Hanover Insurance Group Inc/The	1,972	338,454
Kemper Corp	3,371	207,620
Kinsale Capital Group Inc	1,218	536,760
Lincoln National Corp	9,379	357,434
Old Republic International Corp	12,584	455,163
Primerica Inc	1,816	482,384
Reinsurance Group of America Inc	3,633	699,171
RLI Corp	4,506	297,351
Ryan Specialty Holdings Inc Class A	5,783	353,862
Unum Group	9,532	684,493
White Mountains Insurance Group Ltd	138	246,716
		8,140,600
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AGNC Investment Corp	52,188	492,133
Annaly Capital Management Inc	32,940	669,670
Rithm Capital Corp	29,141	350,565
Starwood Property Trust Inc	18,843	366,685
		1,879,053
TOTAL FINANCIALS		33,542,895

Health Care - 8.1%
Biotechnology - 2.6%
Apellis Pharmaceuticals Inc (b)	5,902	131,851
Exact Sciences Corp (b)	10,261	481,754
Exelixis Inc (b)	14,860	538,229
Halozyme Therapeutics Inc (b)	6,750	404,798
Insmed Inc (b)	9,834	1,054,992
Ionis Pharmaceuticals Inc (b)	8,559	367,866
Neurocrine Biosciences Inc (b)	5,335	684,107
Revolution Medicines Inc (b)	9,545	355,742
Roivant Sciences Ltd (b)	20,875	237,140
Sarepta Therapeutics Inc (b)(c)	5,077	83,363
Summit Therapeutics Inc (b)(c)	6,456	170,245
Ultragenyx Pharmaceutical Inc (b)	4,955	135,371
United Therapeutics Corp (b)	2,447	672,191
Viking Therapeutics Inc (b)(c)	6,018	196,006
		5,513,655
Health Care Equipment & Supplies - 1.0%
DENTSPLY SIRONA Inc	10,990	157,266
Envista Holdings Corp (b)	9,264	174,997
Globus Medical Inc Class A (b)	6,177	325,096
Inspire Medical Systems Inc (b)	1,578	196,524
Masimo Corp (b)	2,483	381,861
Penumbra Inc (b)	2,060	519,676
Teleflex Inc	2,459	293,851
		2,049,271
Health Care Providers & Services - 1.5%
Acadia Healthcare Co Inc (b)	4,982	108,457
Amedisys Inc (b)	1,781	175,606
Chemed Corp	791	326,129
DaVita Inc (b)	2,107	295,760
Encompass Health Corp	5,487	604,174
Henry Schein Inc (b)	6,035	408,268
Tenet Healthcare Corp (b)	5,045	813,658
Universal Health Services Inc Class B	3,033	504,843
		3,236,895
Health Care Technology - 0.2%
Certara Inc (b)	6,637	65,307
Doximity Inc Class A (b)	7,194	422,648
		487,955
Life Sciences Tools & Services - 1.8%
Avantor Inc (b)	36,397	489,176
Bio-Rad Laboratories Inc Class A (b)(c)	1,068	258,403
Bio-Techne Corp	8,641	472,922
Bruker Corp	5,692	218,743
Charles River Laboratories International Inc (b)	2,687	455,823
Medpace Holdings Inc (b)	1,258	537,418
QIAGEN NV	11,743	579,400
Repligen Corp (b)	2,902	339,737
Sotera Health Co (b)	8,445	97,032
Tempus AI Inc Class A (b)(c)	4,534	256,579
		3,705,233
Pharmaceuticals - 1.0%
Corcept Therapeutics Inc (b)	5,177	347,739
Elanco Animal Health Inc (b)	27,107	370,824
Jazz Pharmaceuticals PLC (b)	3,267	374,496
Organon & Co	14,371	139,399
Perrigo Co PLC	7,512	200,345
Viatris Inc	65,323	570,923
		2,003,726
TOTAL HEALTH CARE		16,996,735

Industrials - 22.2%
Aerospace & Defense - 3.2%
ATI Inc (b)	7,705	592,823
BWX Technologies Inc	5,025	763,448
Curtiss-Wright Corp	2,070	1,014,755
Hexcel Corp	4,405	263,904
Huntington Ingalls Industries Inc	2,148	598,991
Karman Holdings Inc	2,619	135,402
Leonardo DRS Inc	4,172	173,555
Loar Holdings Inc (b)	2,353	173,910
Rocket Lab Corp	21,565	990,265
Spirit AeroSystems Holdings Inc Class A (b)	6,432	253,421
StandardAero Inc	7,805	222,833
Textron Inc	9,914	771,012
Woodward Inc	3,266	839,623
		6,793,942
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	6,471	746,236
GXO Logistics Inc (b)	6,325	314,415
		1,060,651
Building Products - 2.1%
A O Smith Corp	6,368	450,791
AAON Inc	3,701	309,034
Advanced Drainage Systems Inc	3,892	446,607
Allegion plc	4,741	786,627
Armstrong World Industries Inc	2,369	445,775
Fortune Brands Innovations Inc	6,662	363,345
Hayward Holdings Inc (b)	10,971	168,734
Owens Corning	4,676	651,975
Simpson Manufacturing Co Inc	2,308	414,124
Trex Co Inc (b)	5,877	377,538
		4,414,550
Commercial Services & Supplies - 0.7%
Clean Harbors Inc (b)	2,791	658,146
MSA Safety Inc	2,038	362,499
Tetra Tech Inc	14,711	540,482
		1,561,127
Construction & Engineering - 2.8%
AECOM	7,290	821,875
API Group Corp (b)	20,296	732,077
Comfort Systems USA Inc	1,916	1,347,523
EMCOR Group Inc	2,436	1,528,566
Everus Construction Group Inc	2,808	208,522
MasTec Inc (b)	3,426	648,233
Valmont Industries Inc	1,093	397,797
WillScot Holdings Corp	9,800	287,630
		5,972,223
Electrical Equipment - 1.3%
Acuity Inc	1,701	529,606
Generac Holdings Inc (b)	3,216	626,123
nVent Electric PLC	8,973	703,663
Regal Rexnord Corp	3,638	556,177
Sensata Technologies Holding PLC	7,989	245,742
		2,661,311
Ground Transportation - 1.5%
Avis Budget Group Inc (b)(c)	932	158,664
Knight-Swift Transportation Holdings Inc	8,671	368,518
Landstar System Inc	1,910	254,737
Lyft Inc Class A (b)	21,924	308,251
Ryder System Inc	2,216	393,805
Saia Inc (b)	1,468	443,688
Schneider National Inc Class B	2,828	69,145
U-Haul Holding Co (b)	403	23,318
U-Haul Holding Co Class N	5,592	290,784
XPO Inc (b)(c)	6,315	759,631
		3,070,541
Machinery - 5.3%
AGCO Corp	3,417	403,103
Allison Transmission Holdings Inc	4,679	421,438
Crane Co	2,710	530,537
Donaldson Co Inc	6,562	472,267
Esab Corp	3,135	420,623
Flowserve Corp	7,176	402,143
Gates Industrial Corp PLC (b)	13,965	346,332
Graco Inc	9,147	768,165
ITT Inc	4,441	754,792
Lincoln Electric Holdings Inc	2,987	727,335
Middleby Corp/The (b)	2,777	403,220
Mueller Industries Inc	5,973	509,915
Nordson Corp	2,969	635,989
Oshkosh Corp	3,523	445,765
Pentair PLC	9,011	920,925
RBC Bearings Inc (b)	1,707	661,189
Snap-on Inc	2,823	906,720
Stanley Black & Decker Inc	8,514	575,972
Timken Co/The	3,445	262,130
Toro Co/The	5,493	407,855
		10,976,415
Marine Transportation - 0.1%
Kirby Corp (b)	3,119	297,271
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	6,744	357,162
American Airlines Group Inc (b)	35,920	412,721
		769,883
Professional Services - 2.0%
Amentum Holdings Inc	8,778	219,187
CACI International Inc (b)	1,196	550,842
Clarivate PLC (b)(c)	19,377	74,600
Concentrix Corp	2,508	130,341
Dayforce Inc (b)	8,409	484,947
Dun & Bradstreet Holdings Inc	17,008	154,773
ExlService Holdings Inc (b)	8,716	378,536
FTI Consulting Inc (b)	1,842	306,417
Genpact Ltd	8,866	390,547
KBR Inc	7,077	330,779
ManpowerGroup Inc	2,521	103,991
Parsons Corp (b)	2,909	215,848
Paylocity Holding Corp (b)	2,483	459,057
Robert Half Inc	5,449	201,123
Science Applications International Corp	2,589	288,622
		4,289,610
Trading Companies & Distributors - 2.3%
Air Lease Corp Class A	5,737	317,830
Applied Industrial Technologies Inc	2,099	569,879
Core & Main Inc Class A (b)	10,457	665,483
FTAI Aviation Ltd	5,611	772,130
MSC Industrial Direct Co Inc Class A	2,423	209,880
QXO Inc (b)	32,786	657,687
SiteOne Landscape Supply Inc (b)	2,434	335,478
Watsco Inc	1,917	864,338
Wesco International Inc	2,639	546,167
		4,938,872
TOTAL INDUSTRIALS		46,806,396

Information Technology - 12.6%
Communications Equipment - 1.0%
Ciena Corp (b)	7,770	721,367
F5 Inc (b)	3,172	994,168
Lumentum Holdings Inc (b)	3,785	416,653
		2,132,188
Electronic Equipment, Instruments & Components - 2.8%
Arrow Electronics Inc (b)	2,843	329,788
Avnet Inc	4,731	250,459
Cognex Corp	9,242	376,796
Coherent Corp (b)	8,451	909,328
Crane NXT Co	2,708	160,693
Flex Ltd (b)	20,998	1,047,170
Ingram Micro Holding Corp (c)	1,123	22,145
IPG Photonics Corp (b)	1,368	102,450
Jabil Inc	5,811	1,296,841
Littelfuse Inc	1,353	348,167
TD SYNNEX Corp	4,334	625,786
Vontier Corp	8,146	337,815
		5,807,438
IT Services - 0.9%
Amdocs Ltd	6,082	519,160
DXC Technology Co (b)	9,915	134,942
EPAM Systems Inc (b)	3,017	475,811
Globant SA (b)	2,380	200,539
Kyndryl Holdings Inc (b)	12,741	481,228
		1,811,680
Semiconductors & Semiconductor Equipment - 2.2%
Amkor Technology Inc	6,320	142,579
Astera Labs Inc (b)	7,889	1,078,663
Cirrus Logic Inc (b)	2,916	293,670
Enphase Energy Inc (b)	7,011	226,876
Lattice Semiconductor Corp (b)	7,489	373,177
MACOM Technology Solutions Holdings Inc (b)	3,485	477,933
MKS Inc	3,700	352,166
Onto Innovation Inc (b)	2,679	253,835
Qorvo Inc (b)	5,131	428,952
Skyworks Solutions Inc	8,442	578,615
Universal Display Corp	2,420	349,448
		4,555,914
Software - 5.1%
Appfolio Inc Class A (b)	1,211	323,797
Aurora Innovation Inc Class A (b)(c)	54,259	315,245
Bentley Systems Inc Class B	8,673	502,861
BILL Holdings Inc (b)	5,078	217,592
Ccc Intelligent Solutions Holdings Inc Class A (b)(c)	28,527	275,856
Confluent Inc Class A (b)	15,249	270,289
Dolby Laboratories Inc Class A	3,332	251,033
Dropbox Inc Class A (b)	11,151	302,973
Dynatrace Inc (b)	16,177	851,072
Elastic NV (b)	4,995	418,082
Gen Digital Inc	30,268	892,603
Gitlab Inc Class A (b)	7,240	317,184
Guidewire Software Inc (b)	4,613	1,043,553
Informatica Inc Class A (b)	5,800	143,260
Manhattan Associates Inc (b)	3,303	725,537
nCino Inc (b)(c)	5,889	164,450
Nutanix Inc Class A (b)	14,054	1,056,439
Pegasystems Inc	4,789	281,162
Procore Technologies Inc (b)	6,313	452,200
RingCentral Inc Class A (b)	4,383	111,723
Rubrik Inc Class A (b)	5,348	507,793
SailPoint Inc	3,292	73,542
SentinelOne Inc Class A (b)	16,052	294,394
Teradata Corp (b)	5,213	109,108
UiPath Inc Class A (b)	23,993	281,918
Unity Software Inc (b)	17,446	581,999
		10,765,665
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage Inc Class A (b)	17,110	1,018,387
Sandisk Corp/DE	7,429	318,853
		1,337,240
TOTAL INFORMATION TECHNOLOGY		26,410,125

Materials - 5.9%
Chemicals - 2.1%
Albemarle Corp (c)	6,473	439,193
Ashland Inc	2,589	133,489
Axalta Coating Systems Ltd (b)	12,020	340,406
Celanese Corp	6,146	321,006
Eastman Chemical Co	6,322	459,040
Element Solutions Inc	12,406	292,782
FMC Corp	6,834	266,799
Huntsman Corp	8,994	87,242
Mosaic Co/The	17,381	625,890
NewMarket Corp	326	223,962
Olin Corp	6,286	119,057
RPM International Inc	7,004	822,340
Scotts Miracle-Gro Co/The	2,412	151,136
		4,282,342
Construction Materials - 0.3%
Eagle Materials Inc	1,816	407,311
James Hardie Industries PLC ADR (b)	8,055	208,946
		616,257
Containers & Packaging - 1.9%
AptarGroup Inc	3,604	566,333
Avery Dennison Corp	4,285	718,894
Crown Holdings Inc	6,375	633,420
Graphic Packaging Holding CO	16,404	366,793
Packaging Corp of America	4,866	942,788
Sealed Air Corp	8,031	235,067
Silgan Holdings Inc	4,866	226,415
Sonoco Products Co	5,422	244,370
		3,934,080
Metals & Mining - 1.5%
Alcoa Corp	14,233	426,563
Carpenter Technology Corp	2,651	661,133
Cleveland-Cliffs Inc (b)(c)	26,807	282,009
MP Materials Corp (b)(c)	7,122	438,003
Reliance Inc	2,908	843,698
Royal Gold Inc	3,618	547,838
		3,199,244
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	3,471	313,813
TOTAL MATERIALS		12,345,736

Real Estate - 6.9%
Health Care REITs - 0.5%
Healthcare Realty Trust Inc	18,071	277,571
Medical Properties Trust Inc (c)	27,304	112,492
Omega Healthcare Investors Inc	15,819	615,359
		1,005,422
Hotel & Resort REITs - 0.3%
Host Hotels & Resorts Inc	37,778	593,870
Park Hotels & Resorts Inc	10,750	114,595
		708,465
Industrial REITs - 0.9%
Americold Realty Trust Inc	15,702	252,488
EastGroup Properties Inc	2,872	468,825
First Industrial Realty Trust Inc	7,050	343,476
Rexford Industrial Realty Inc	13,055	476,900
STAG Industrial Inc Class A	10,282	352,981
		1,894,670
Office REITs - 0.8%
BXP Inc	8,725	570,877
Cousins Properties Inc	9,189	249,022
Highwoods Properties Inc	5,852	169,766
Kilroy Realty Corp	6,464	238,263
Vornado Realty Trust	9,714	373,212
		1,601,140
Real Estate Management & Development - 0.8%
Howard Hughes Holdings Inc (b)	1,694	116,428
Jones Lang LaSalle Inc (b)	2,599	702,666
Zillow Group Inc Class A (b)	2,797	214,670
Zillow Group Inc Class C (b)	8,911	708,870
		1,742,634
Residential REITs - 0.9%
American Homes 4 Rent Class A	18,823	652,970
Camden Property Trust	5,921	646,573
Equity LifeStyle Properties Inc	10,442	625,685
		1,925,228
Retail REITs - 1.5%
Agree Realty Corp	5,963	427,547
Brixmor Property Group Inc (c)	16,770	438,200
Federal Realty Investment Trust	4,686	431,862
Kimco Realty Corp	36,809	781,455
NNN REIT Inc	10,300	424,978
Regency Centers Corp	9,952	710,573
		3,214,615
Specialized REITs - 1.2%
CubeSmart	12,469	485,169
EPR Properties	4,110	226,214
Gaming and Leisure Properties Inc	14,540	662,733
Lamar Advertising Co Class A	4,827	590,101
Millrose Properties Inc Class A	6,612	198,294
National Storage Affiliates Trust	3,900	114,894
Rayonier Inc	8,542	199,114
		2,476,519
TOTAL REAL ESTATE		14,568,693

Utilities - 2.8%
Electric Utilities - 0.7%
IDACORP Inc	2,969	372,105
OGE Energy Corp	11,066	502,618
Pinnacle West Capital Corp	6,562	594,648
		1,469,371
Gas Utilities - 0.5%
MDU Resources Group Inc	11,190	193,028
National Fuel Gas Co	4,939	428,656
UGI Corp	11,841	428,407
		1,050,091
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The	39,109	514,283
Clearway Energy Inc Class A	1,868	57,497
Clearway Energy Inc Class C	4,524	147,618
Talen Energy Corp (b)	2,499	943,548
		1,662,946
Multi-Utilities - 0.5%
NiSource Inc	25,920	1,100,304
Water Utilities - 0.3%
Essential Utilities Inc	15,184	558,771
TOTAL UTILITIES		5,841,483

TOTAL UNITED STATES		205,808,434
TOTAL COMMON STOCKS (Cost $126,482,408)		209,591,080

U.S. Treasury Obligations - 0.1%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $246,422)	4.25	247,000	246,410

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	424,383	424,468
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	6,361,844	6,362,480
TOTAL MONEY MARKET FUNDS (Cost $6,786,948)			6,786,948

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $133,515,778)	216,624,438
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(6,241,743)
NET ASSETS - 100.0%	210,382,695

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	2	Sep 2025	633,020	26,783	26,783

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $76,816.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,441,647	58,198,008	60,215,187	138,798	-	-	424,468	424,383	0.0%
Fidelity Securities Lending Cash Central Fund	55,893,492	151,612,914	201,143,926	112,131	-	-	6,362,480	6,361,844	0.0%
Total	58,335,139	209,810,922	261,359,113	250,929	-	-	6,786,948

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,839,582	6,839,582	-	-
Consumer Discretionary	27,927,036	27,927,036	-	-
Consumer Staples	10,001,014	10,001,014	-	-
Energy	6,216,162	6,216,162	-	-
Financials	35,152,667	35,152,667	-	-
Health Care	16,996,735	16,996,735	-	-
Industrials	46,806,396	46,806,396	-	-
Information Technology	26,623,085	26,623,085	-	-
Materials	12,345,736	12,345,736	-	-
Real Estate	14,568,693	14,568,693	-	-
Utilities	6,113,974	6,113,974	-	-

U.S. Treasury Obligations	246,410	-	246,410	-

Money Market Funds	6,786,948	6,786,948	-	-
Total Investments in Securities:	216,624,438	216,378,028	246,410	-
Derivative Instruments:

Assets
Futures Contracts	26,783	26,783	-	-
Total Assets	26,783	26,783	-	-
Total Derivative Instruments:	26,783	26,783	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	26,783	0
Total Equity Risk	26,783	0
Total Value of Derivatives	26,783	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $6,036,047) - See accompanying schedule:
Unaffiliated issuers (cost $126,728,830)	$209,837,490
Fidelity Central Funds (cost $6,786,948)	6,786,948

Total Investment in Securities (cost $133,515,778)		$216,624,438
Cash		45,162
Dividends receivable		68,709
Distributions receivable from Fidelity Central Funds		6,000
Receivable from investment adviser for expense reductions		27,139
Other receivables		59,257
Total assets		216,830,705
Liabilities
Accrued management fee	$19,408
Payable for daily variation margin on futures contracts	7,140
Other payables and accrued expenses	68,312
Collateral on securities loaned	6,353,150
Total liabilities		6,448,010
Net Assets		$210,382,695
Net Assets consist of:
Paid in capital		$48,009,701
Total accumulated earnings (loss)		162,372,994
Net Assets		$210,382,695
Net Asset Value, offering price and redemption price per share ($210,382,695 ÷ 31,649,756 shares)		$6.65
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$13,879,710
Interest		13,346
Income from Fidelity Central Funds (including $112,131 from security lending)		250,929
Total income		14,143,985
Expenses
Management fee	$1,046,526
Custodian fees and expenses	85,088
Independent trustees' fees and expenses	2,765
Registration fees	8,593
Audit fees	57,058
Legal	5,736
Miscellaneous	5,241
Total expenses before reductions	1,211,007
Expense reductions	(732,133)
Total expenses after reductions		478,874
Net Investment income (loss)		13,665,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	226,165,841
Foreign currency transactions	(18)
Futures contracts	477,430
Total net realized gain (loss)		226,643,253
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(229,519,688)
Assets and liabilities in foreign currencies	(183)
Futures contracts	(99,499)
Total change in net unrealized appreciation (depreciation)		(229,619,370)
Net gain (loss)		(2,976,117)
Net increase (decrease) in net assets resulting from operations		$10,688,994
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,665,111	$24,408,762
Net realized gain (loss)	226,643,253	64,755,956
Change in net unrealized appreciation (depreciation)	(229,619,370)	97,086,106
Net increase (decrease) in net assets resulting from operations	10,688,994	186,250,824
Distributions to shareholders	(88,229,190)	(37,672,815)

Share transactions
Proceeds from sales of shares	1,891,549	228,116,525
Reinvestment of distributions	88,200,889	37,661,887
Cost of shares redeemed	(1,536,629,181)	(290,833,750)

Net increase (decrease) in net assets resulting from share transactions	(1,446,536,743)	(25,055,338)
Total increase (decrease) in net assets	(1,524,076,939)	123,522,671

Net Assets
Beginning of period	1,734,459,634	1,610,936,963
End of period	$210,382,695	$1,734,459,634

Other Information
Shares
Sold	319,036	37,001,333
Issued in reinvestment of distributions	13,940,801	6,626,293
Redeemed	(243,876,896)	(47,867,432)
Net increase (decrease)	(229,617,059)	(4,239,806)

Financial Highlights
Fidelity® SAI Small-Mid Cap 500 Index Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$6.64	$6.07	$9.84	$16.46	$12.19
Income from Investment Operations
Net investment income (loss) A,B	.09	.09	.10	.16	.20
Net realized and unrealized gain (loss)	.40 C	.62	.38	(1.07)	5.09
Total from investment operations	.49	.71	.48	(.91)	5.29
Distributions from net investment income	(.12)	(.09)	(.11)	(.22)	(.17)
Distributions from net realized gain	(.36)	(.05)	(4.15)	(5.48)	(.85)
Total distributions	(.48)	(.14)	(4.25) D	(5.71) D	(1.02)
Net asset value, end of period	$6.65	$6.64	$6.07	$9.84	$16.46
Total Return E	7.91%	12.18%	8.32%	(8.94)%	46.99%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.13%	.12%	.15%	.14%	.13%
Expenses net of fee waivers, if any	.05%	.05%	.06%	.05%	.05%
Expenses net of all reductions, if any	.05%	.05%	.06%	.05%	.05%
Net investment income (loss)	1.44%	1.53%	1.77%	1.35%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$210,383	$1,734,460	$1,610,937	$246,496	$1,087,415
Portfolio turnover rate H	9%	31%	76%	93%	69%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI Small-Mid Cap 500 Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, foreign currency transactions, futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$89,194,416
Gross unrealized depreciation	(6,912,905)
Net unrealized appreciation (depreciation)	$82,281,511
Tax Cost	$134,342,927

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,802,301
Undistributed long-term capital gain	$75,289,578
Net unrealized appreciation (depreciation) on securities and other investments	$82,281,115

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$21,227,750	$29,749,451
Long-term Capital Gains	67,001,440	7,923,364
Total	$88,229,190	$37,672,815

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	86,896,913	1,587,276,908
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .11% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	-	12,147	856
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	1,341
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Small-Mid Cap 500 Index Fund	14,627	738	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .05% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $730,708.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,425.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity SAI Small-Mid Cap 500 Index Fund	99%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Small-Mid Cap 500 Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Small-Mid Cap 500 Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $206,348,121, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $231,013 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 73% and 66% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 79.67% and 74.24% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 19.68% and 25.51% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9868212.109
SV3-ANN-0925
Fidelity® SAI Real Estate Index Fund

Annual Report
July 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® SAI Real Estate Index Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Real Estate - 99.8%
Diversified REITs - 2.0%
Alexander & Baldwin Inc	8,931	160,579
American Assets Trust Inc	6,208	118,138
Armada Hoffler Properties Inc Class A	10,677	72,924
Broadstone Net Lease Inc Class A	23,486	381,413
CTO Realty Growth Inc	3,465	57,207
Essential Properties Realty Trust Inc	20,635	629,162
Gladstone Commercial Corp	5,181	68,130
Global Net Lease Inc	24,751	173,009
NexPoint Diversified Real Estate Trust	5,285	23,201
One Liberty Properties Inc	2,198	49,191
WP Carey Inc	26,582	1,705,502
		3,438,456
Health Care REITs - 13.3%
Alexandria Real Estate Equities Inc	19,242	1,470,666
American Healthcare REIT Inc	17,801	687,831
CareTrust REIT Inc	22,139	704,020
Community Healthcare Trust Inc	3,623	55,685
Diversified Healthcare Trust	20,503	67,045
Global Medical REIT Inc	8,842	59,064
Healthcare Realty Trust Inc	46,607	715,884
Healthpeak Properties Inc	86,439	1,464,277
LTC Properties Inc	5,424	184,633
Medical Properties Trust Inc (b)	72,941	300,517
National Health Investors Inc	5,425	378,991
Omega Healthcare Investors Inc	32,078	1,247,834
Sabra Health Care REIT Inc (b)	28,216	508,734
Sila Realty Trust Inc (b)	6,614	161,646
Universal Health Realty Income Trust	1,696	65,788
Ventas Inc	49,668	3,336,696
Welltower Inc	70,001	11,555,065
		22,964,376
Hotel & Resort REITs - 2.1%
Apple Hospitality REIT Inc	28,566	335,651
Chatham Lodging Trust	5,778	39,406
DiamondRock Hospitality Co	25,271	195,092
Host Hotels & Resorts Inc	85,529	1,344,516
Park Hotels & Resorts Inc	26,678	284,387
Pebblebrook Hotel Trust (b)	14,469	145,124
RLJ Lodging Trust	19,537	144,574
Ryman Hospitality Properties Inc	6,855	651,636
Service Properties Trust (b)	20,721	54,496
Summit Hotel Properties Inc	13,672	71,368
Sunstone Hotel Investors Inc	23,601	206,509
Xenia Hotels & Resorts Inc	12,395	157,540
		3,630,299
Industrial REITs - 10.0%
Americold Realty Trust Inc	33,080	531,926
EastGroup Properties Inc	5,847	954,464
First Industrial Realty Trust Inc	16,040	781,469
Lineage Inc (b)	8,160	352,104
LXP Industrial Trust	36,602	284,032
Plymouth Industrial REIT Inc	5,358	77,797
Prologis Inc	111,075	11,860,589
Rexford Industrial Realty Inc	26,566	970,456
STAG Industrial Inc Class A	22,115	759,208
Terreno Realty Corp	11,818	655,781
		17,227,826
Office REITs - 3.2%
Brandywine Realty Trust	21,901	87,604
BXP Inc	18,120	1,185,592
COPT Defense Properties	13,649	372,345
Cousins Properties Inc	19,726	534,575
Douglas Emmett Inc	20,420	309,567
Easterly Government Properties Inc	5,165	113,630
Empire State Realty Trust Inc Class A	16,895	122,320
Highwoods Properties Inc	12,980	376,550
Hudson Pacific Properties Inc (c)	38,977	95,494
JBG SMITH Properties	10,625	225,038
Kilroy Realty Corp (b)	13,627	502,291
NET Lease Office Properties (c)	1,621	53,800
Paramount Group Inc (c)	20,779	127,167
Peakstone Realty Trust	4,565	62,084
Piedmont Realty Trust Inc Class A1	15,372	116,212
SL Green Realty Corp	8,476	485,251
Vornado Realty Trust	19,572	751,956
		5,521,476
Real Estate Management & Development - 9.5%
Anywhere Real Estate Inc (c)	12,259	56,637
CBRE Group Inc Class A (c)	36,985	5,760,044
Compass Inc Class A (c)	52,946	420,391
CoStar Group Inc (c)	50,956	4,850,502
Cushman & Wakefield PLC (c)	27,705	337,724
eXp World Holdings Inc	9,763	105,245
Forestar Group Inc (c)	2,551	63,265
Howard Hughes Holdings Inc (c)	3,928	269,971
Jones Lang LaSalle Inc (c)	5,750	1,554,570
Kennedy-Wilson Holdings Inc	14,053	102,868
Landbridge Co LLC Class A (b)	1,720	97,490
Marcus & Millichap Inc (b)	3,086	96,160
Newmark Group Inc Class A	17,491	265,338
Opendoor Technologies Inc Class A (b)(c)	71,998	132,476
RMR Group Inc/The Class A	2,495	40,070
Seritage Growth Properties Class A (c)	3,994	12,741
St Joe Co/The	4,804	242,602
Tejon Ranch Co (b)(c)	2,390	42,924
Zillow Group Inc Class A (c)	6,517	500,180
Zillow Group Inc Class C (c)	19,219	1,528,871
		16,480,069
Residential REITs - 12.0%
American Homes 4 Rent Class A	39,858	1,382,674
Apartment Investment and Management Co Class A	15,087	126,882
AvalonBay Communities Inc	17,222	3,208,115
BRT Apartments Corp	1,202	17,489
Camden Property Trust	12,955	1,414,686
Centerspace	1,955	106,411
Elme Communities	10,630	160,300
Equity LifeStyle Properties Inc	21,530	1,290,078
Equity Residential	41,386	2,615,595
Essex Property Trust Inc	7,780	2,024,200
Independence Realty Trust Inc	27,206	456,245
Invitation Homes Inc	74,282	2,276,743
Mid-America Apartment Communities Inc	14,161	2,016,951
NexPoint Residential Trust Inc	2,834	88,364
Sun Communities Inc	15,104	1,873,349
UDR Inc	37,843	1,486,851
UMH Properties Inc	8,802	143,297
Veris Residential Inc	9,453	133,098
		20,821,328
Retail REITs - 13.3%
Acadia Realty Trust	14,228	266,348
Agree Realty Corp	12,266	879,472
Alexander's Inc	291	73,096
Brixmor Property Group Inc	36,535	954,660
CBL & Associates Properties Inc	1,515	40,995
Curbline Properties Corp	11,348	250,791
Federal Realty Investment Trust	9,095	838,195
Getty Realty Corp	6,450	179,246
InvenTrust Properties Corp	9,046	249,398
Kimco Realty Corp	81,963	1,740,074
Kite Realty Group Trust	26,611	584,910
Macerich Co/The	30,056	502,236
NETSTREIT Corp (b)	9,675	176,375
NNN REIT Inc	22,299	920,057
Phillips Edison & Co Inc	14,772	499,146
Realty Income Corp	104,793	5,882,031
Regency Centers Corp	21,260	1,517,964
Saul Centers Inc	1,663	53,582
Simon Property Group Inc	39,538	6,475,929
SITE Centers Corp	5,949	64,071
Tanger Inc	13,151	394,793
Urban Edge Properties	14,737	290,614
Whitestone REIT	5,465	66,618
		22,900,601
Specialized REITs - 34.4%
American Tower Corp	56,084	11,687,346
Crown Castle Inc	52,805	5,549,277
CubeSmart	27,440	1,067,690
Digital Realty Trust Inc	39,307	6,935,327
EPR Properties	9,160	504,166
Equinix Inc	8,903	6,990,370
Extra Space Storage Inc	25,725	3,456,411
Farmland Partners Inc	5,425	56,800
Four Corners Property Trust Inc	11,546	291,421
Gaming and Leisure Properties Inc	33,059	1,506,829
Gladstone Land Corp	4,581	42,145
Iron Mountain Inc	35,564	3,462,511
Lamar Advertising Co Class A	10,633	1,299,884
Millrose Properties Inc Class A	13,790	413,562
National Storage Affiliates Trust	9,237	272,122
Outfront Media Inc	16,196	283,916
PotlatchDeltic Corp	9,693	396,347
Public Storage Operating Co	19,216	5,225,599
Rayonier Inc	18,163	423,380
Safehold Inc	5,921	82,835
SBA Communications Corp Class A	13,115	2,947,203
Uniti Group Inc (c)	29,004	154,301
VICI Properties Inc	126,800	4,133,680
Weyerhaeuser Co	88,707	2,222,110
		59,405,232
TOTAL REAL ESTATE		172,389,663

TOTAL COMMON STOCKS (Cost $177,387,313)		172,389,663

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $41,902)	4.25	42,000	41,900

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	321,085	321,149
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	1,708,229	1,708,400
TOTAL MONEY MARKET FUNDS (Cost $2,029,549)			2,029,549

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $179,458,764)	174,461,112
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(1,649,890)
NET ASSETS - 100.0%	172,811,222

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones US Total Market Real Estate Index Contracts (United States)	11	Sep 2025	398,090	(1,264)	(1,264)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $41,900.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	174,317	8,765,417	8,618,585	13,830	-	-	321,149	321,085	0.0%
Fidelity Securities Lending Cash Central Fund	5,757	13,448,583	11,745,940	3,472	-	-	1,708,400	1,708,229	0.0%
Total	180,074	22,214,000	20,364,525	17,302	-	-	2,029,549

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	172,389,663	172,389,663	-	-

U.S. Treasury Obligations	41,900	-	41,900	-

Money Market Funds	2,029,549	2,029,549	-	-
Total Investments in Securities:	174,461,112	174,419,212	41,900	-
Derivative Instruments:

Liabilities
Futures Contracts	(1,264)	(1,264)	-	-
Total Liabilities	(1,264)	(1,264)	-	-
Total Derivative Instruments:	(1,264)	(1,264)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,264)
Total Equity Risk	0	(1,264)
Total Value of Derivatives	0	(1,264)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $1,627,855) - See accompanying schedule:
Unaffiliated issuers (cost $177,429,215)	$172,431,563
Fidelity Central Funds (cost $2,029,549)	2,029,549

Total Investment in Securities (cost $179,458,764)		$174,461,112
Segregated cash with brokers for derivative instruments		30,225
Cash		38,136
Receivable for fund shares sold		118,774
Dividends receivable		38,185
Distributions receivable from Fidelity Central Funds		2,024
Prepaid expenses		37
Receivable from investment adviser for expense reductions		4,644
Other receivables		17,819
Total assets		174,710,956
Liabilities
Payable for fund shares redeemed	$129,438
Accrued management fee	10,215
Payable for daily variation margin on futures contracts	5,940
Other payables and accrued expenses	45,741
Collateral on securities loaned	1,708,400
Total liabilities		1,899,734
Net Assets		$172,811,222
Net Assets consist of:
Paid in capital		$189,060,659
Total accumulated earnings (loss)		(16,249,437)
Net Assets		$172,811,222
Net Asset Value, offering price and redemption price per share ($172,811,222 ÷ 33,736,207 shares)		$5.12
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$3,696,464
Interest		2,285
Income from Fidelity Central Funds (including $3,472 from security lending)		17,302
Total income		3,716,051
Expenses
Management fee	$79,025
Custodian fees and expenses	27,460
Independent trustees' fees and expenses	250
Registration fees	40,519
Audit fees	55,495
Legal	310
Miscellaneous	267
Total expenses before reductions	203,326
Expense reductions	(126,066)
Total expenses after reductions		77,260
Net Investment income (loss)		3,638,791
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(454,290)
Futures contracts	(34,048)
Total net realized gain (loss)		(488,338)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,804,861)
Futures contracts	(3,967)
Total change in net unrealized appreciation (depreciation)		(5,808,828)
Net gain (loss)		(6,297,166)
Net increase (decrease) in net assets resulting from operations		$(2,658,375)
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,638,791	$2,685,524
Net realized gain (loss)	(488,338)	15,218,862
Change in net unrealized appreciation (depreciation)	(5,808,828)	(9,802,455)
Net increase (decrease) in net assets resulting from operations	(2,658,375)	8,101,931
Distributions to shareholders	(3,028,436)	(3,751,888)

Share transactions
Proceeds from sales of shares	207,858,606	-
Reinvestment of distributions	2,370,527	3,751,888
Cost of shares redeemed	(34,309,743)	(88,653,526)

Net increase (decrease) in net assets resulting from share transactions	175,919,390	(84,901,638)
Total increase (decrease) in net assets	170,232,579	(80,551,595)

Net Assets
Beginning of period	2,578,643	83,130,238
End of period	$172,811,222	$2,578,643

Other Information
Shares
Sold	39,573,340	-
Issued in reinvestment of distributions	459,005	549,404
Redeemed	(6,639,631)	(11,868,156)
Net increase (decrease)	33,392,714	(11,318,752)

Financial Highlights
Fidelity® SAI Real Estate Index Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$7.51	$7.13	$11.98	$13.17	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.17	.23	.26	.29	.28
Net realized and unrealized gain (loss)	.08 C	.47	(1.38)	(.79)	3.48
Total from investment operations	.25	.70	(1.12)	(.50)	3.76
Distributions from net investment income	(1.86)	(.11)	(.34)	(.21)	(.26)
Distributions from net realized gain	(.78)	(.20)	(3.39)	(.48)	-
Total distributions	(2.64)	(.32) D	(3.73)	(.69)	(.26)
Net asset value, end of period	$5.12	$7.51	$7.13	$11.98	$13.17
Total Return E	2.45%	10.30%	(9.67)%	(4.24)%	39.72%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.18%	.18%	.16%	.09%	.09%
Expenses net of fee waivers, if any	.07%	.07%	.09%	.07%	.07%
Expenses net of all reductions, if any	.07%	.07%	.09%	.07%	.07%
Net investment income (loss)	3.22%	3.36%	3.10%	2.28%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$172,811	$2,579	$83,130	$406,787	$747,826
Portfolio turnover rate H	15%	7%	8%	13%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity SAI Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gain dividends, certain corporate actions, futures contracts, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,452,459
Gross unrealized depreciation	(14,062,994)
Net unrealized appreciation (depreciation)	$(5,610,535)
Tax Cost	$180,071,647

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(608,222)
Long-term	(11,418,962)
Total capital loss carryforward	$(12,027,184)

Due to large redemptions in a prior period, approximately $12,027,184 of the Fund's realized capital losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $70,663 of those capital losses per year to offset capital gains.

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,231,893
Undistributed long-term capital gain	$156,391
Net unrealized appreciation (depreciation) on securities and other investments	$(5,610,535)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$2,761,885	$1,711,135
Long-term Capital Gains	266,551	2,040,753
Total	$3,028,436	$3,751,888

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Real Estate Index Fund	192,846,745	16,024,719
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .07% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Real Estate Index Fund	100
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity SAI Real Estate Index Fund	325	12	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through November 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $124,217.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,849.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity SAI Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity SAI Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $224,880, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 0%, 0%, and 3% of the dividends distributed in September, December and June, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.01%, 0.83% and 2.50% of the dividends distributed in September, December and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 100%, 99.17% and 97.51% of the dividends distributed in September, December and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9870987.109
SV8-ANN-0925
Fidelity® Real Estate Index Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate Index Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Real Estate - 99.8%
Diversified REITs - 2.0%
Alexander & Baldwin Inc	138,364	2,487,785
American Assets Trust Inc	95,848	1,823,987
Armada Hoffler Properties Inc Class A	161,613	1,103,817
Broadstone Net Lease Inc Class A	363,737	5,907,089
CTO Realty Growth Inc	53,715	886,835
Essential Properties Realty Trust Inc	319,162	9,731,249
Gladstone Commercial Corp	81,732	1,074,776
Global Net Lease Inc	385,410	2,694,016
NexPoint Diversified Real Estate Trust	84,568	371,253
One Liberty Properties Inc	34,299	767,612
WP Carey Inc	411,076	26,374,636
		53,223,055
Health Care REITs - 13.3%
Alexandria Real Estate Equities Inc	297,676	22,751,377
American Healthcare REIT Inc	275,373	10,640,413
CareTrust REIT Inc	342,260	10,883,868
Community Healthcare Trust Inc	55,806	857,737
Diversified Healthcare Trust	313,431	1,024,919
Global Medical REIT Inc	138,335	924,078
Healthcare Realty Trust Inc	721,731	11,085,788
Healthpeak Properties Inc	1,336,297	22,636,871
LTC Properties Inc	84,017	2,859,939
Medical Properties Trust Inc (b)	1,130,500	4,657,660
National Health Investors Inc	83,750	5,850,775
Omega Healthcare Investors Inc	496,049	19,296,306
Sabra Health Care REIT Inc	437,110	7,881,093
Sila Realty Trust Inc (b)	101,708	2,485,744
Universal Health Realty Income Trust	26,269	1,018,975
Ventas Inc	768,301	51,614,461
Welltower Inc	1,082,739	178,727,727
		355,197,731
Hotel & Resort REITs - 2.1%
Apple Hospitality REIT Inc	440,214	5,172,515
Chatham Lodging Trust	91,283	622,549
DiamondRock Hospitality Co	391,289	3,020,751
Host Hotels & Resorts Inc	1,322,660	20,792,215
Park Hotels & Resorts Inc	411,490	4,386,483
Pebblebrook Hotel Trust	224,666	2,253,400
RLJ Lodging Trust	302,938	2,241,741
Ryman Hospitality Properties Inc	106,094	10,085,296
Service Properties Trust	315,471	829,689
Summit Hotel Properties Inc	205,974	1,075,184
Sunstone Hotel Investors Inc	364,218	3,186,908
Xenia Hotels & Resorts Inc	190,228	2,417,798
		56,084,529
Industrial REITs - 10.0%
Americold Realty Trust Inc	512,565	8,242,045
EastGroup Properties Inc	90,443	14,763,915
First Industrial Realty Trust Inc	248,084	12,086,652
Lineage Inc (b)	126,599	5,462,747
LXP Industrial Trust	566,095	4,392,897
Plymouth Industrial REIT Inc	83,582	1,213,611
Prologis Inc	1,718,207	183,470,144
Rexford Industrial Realty Inc	411,455	15,030,451
STAG Industrial Inc Class A	341,997	11,740,757
Terreno Realty Corp	182,798	10,143,461
		266,546,680
Office REITs - 3.2%
Brandywine Realty Trust	336,676	1,346,704
BXP Inc	280,254	18,337,020
COPT Defense Properties	211,635	5,773,403
Cousins Properties Inc	305,032	8,266,367
Douglas Emmett Inc	314,899	4,773,869
Easterly Government Properties Inc	79,614	1,751,508
Empire State Realty Trust Inc Class A	261,214	1,891,189
Highwoods Properties Inc	200,741	5,823,496
Hudson Pacific Properties Inc (c)	603,541	1,478,675
JBG SMITH Properties	164,126	3,476,189
Kilroy Realty Corp (b)	210,432	7,756,524
NET Lease Office Properties (c)	24,859	825,070
Paramount Group Inc (c)	323,372	1,979,037
Peakstone Realty Trust	70,502	958,827
Piedmont Realty Trust Inc Class A1	237,263	1,793,708
SL Green Realty Corp	131,381	7,521,562
Vornado Realty Trust (b)	302,716	11,630,349
		85,383,497
Real Estate Management & Development - 9.5%
Anywhere Real Estate Inc (c)	191,069	882,739
CBRE Group Inc Class A (c)	572,091	89,097,452
Compass Inc Class A (c)	817,643	6,492,085
CoStar Group Inc (c)	788,329	75,041,038
Cushman & Wakefield PLC (c)	429,430	5,234,752
eXp World Holdings Inc	148,086	1,596,367
Forestar Group Inc (c)	39,369	976,351
Howard Hughes Holdings Inc (b)(c)	60,967	4,190,262
Jones Lang LaSalle Inc (c)	88,979	24,056,362
Kennedy-Wilson Holdings Inc (b)	216,052	1,581,501
Landbridge Co LLC Class A (b)	26,838	1,521,178
Marcus & Millichap Inc (b)	48,062	1,497,612
Newmark Group Inc Class A	271,517	4,118,913
Opendoor Technologies Inc Class A (b)(c)	1,111,588	2,045,322
RMR Group Inc/The Class A	38,520	618,631
Seritage Growth Properties Class A (b)(c)	61,222	195,298
St Joe Co/The	74,394	3,756,897
Tejon Ranch Co (b)(c)	36,951	663,640
Zillow Group Inc Class A (c)	88,702	6,807,878
Zillow Group Inc Class C (c)	308,834	24,567,745
		254,942,023
Residential REITs - 12.0%
American Homes 4 Rent Class A	616,495	21,386,212
Apartment Investment and Management Co Class A	232,319	1,953,803
AvalonBay Communities Inc	266,382	49,621,639
BRT Apartments Corp	18,938	275,547
Camden Property Trust	200,331	21,876,145
Centerspace	30,234	1,645,637
Elme Communities	164,682	2,483,405
Equity LifeStyle Properties Inc	333,045	19,956,056
Equity Residential	640,090	40,453,688
Essex Property Trust Inc	120,317	31,304,077
Independence Realty Trust Inc	421,056	7,061,109
Invitation Homes Inc	1,149,024	35,217,586
Mid-America Apartment Communities Inc	218,966	31,187,327
NexPoint Residential Trust Inc	44,195	1,378,000
Sun Communities Inc	233,634	28,977,625
UDR Inc	585,182	22,991,801
UMH Properties Inc	136,069	2,215,203
Veris Residential Inc	147,484	2,076,575
		322,061,435
Retail REITs - 13.3%
Acadia Realty Trust	219,944	4,117,352
Agree Realty Corp	189,748	13,604,932
Alexander's Inc	4,533	1,138,644
Brixmor Property Group Inc	565,009	14,763,685
CBL & Associates Properties Inc	23,820	644,569
Curbline Properties Corp	175,480	3,878,108
Federal Realty Investment Trust	140,681	12,965,161
Getty Realty Corp	100,183	2,784,086
InvenTrust Properties Corp	140,446	3,872,096
Kimco Realty Corp	1,267,617	26,911,509
Kite Realty Group Trust	412,315	9,062,684
Macerich Co/The	465,078	7,771,453
NETSTREIT Corp	148,363	2,704,657
NNN REIT Inc	344,877	14,229,625
Phillips Edison & Co Inc	228,449	7,719,292
Realty Income Corp	1,621,157	90,995,542
Regency Centers Corp	328,830	23,478,462
Saul Centers Inc	25,738	829,278
Simon Property Group Inc	611,577	100,170,198
SITE Centers Corp	92,924	1,000,791
Tanger Inc	203,567	6,111,081
Urban Edge Properties	227,797	4,492,157
Whitestone REIT	84,009	1,024,070
		354,269,432
Specialized REITs - 34.4%
American Tower Corp	867,560	180,790,829
Crown Castle Inc	816,738	85,830,996
CubeSmart	424,467	16,516,011
Digital Realty Trust Inc	608,012	107,277,638
EPR Properties	141,636	7,795,645
Equinix Inc	137,719	108,132,828
Extra Space Storage Inc	397,949	53,468,428
Farmland Partners Inc	84,678	886,579
Four Corners Property Trust Inc	178,351	4,501,579
Gaming and Leisure Properties Inc	511,277	23,304,006
Gladstone Land Corp	70,826	651,599
Iron Mountain Inc	550,161	53,563,675
Lamar Advertising Co Class A	164,440	20,102,790
Millrose Properties Inc Class A	213,260	6,395,667
National Storage Affiliates Trust	143,251	4,220,174
Outfront Media Inc	250,433	4,390,090
PotlatchDeltic Corp	150,222	6,142,578
Public Storage Operating Co	297,285	80,843,683
Rayonier Inc	280,746	6,544,189
Safehold Inc	92,538	1,294,607
SBA Communications Corp Class A	202,878	45,590,744
Uniti Group Inc (c)	445,981	2,372,619
VICI Properties Inc	1,961,252	63,936,815
Weyerhaeuser Co	1,372,224	34,374,211
		918,927,980
TOTAL REAL ESTATE		2,666,636,362

TOTAL COMMON STOCKS (Cost $2,325,266,429)		2,666,636,362

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (e) (Cost $487,856)	4.25	489,000	487,833

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	6,386,949	6,388,226
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	23,204,196	23,206,517
TOTAL MONEY MARKET FUNDS (Cost $29,594,743)			29,594,743

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,355,349,028)	2,696,718,938
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(23,445,747)
NET ASSETS - 100.0%	2,673,273,191

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CBOT Dow Jones US Total Market Real Estate Index Contracts (United States)	65	Sep 2025	2,352,350	(5,119)	(5,119)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	14	Sep 2025	4,431,140	25,149	25,149

TOTAL FUTURES CONTRACTS					20,030
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $487,833.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	7,753,491	205,605,963	206,971,228	247,344	-	-	6,388,226	6,386,949	0.0%
Fidelity Securities Lending Cash Central Fund	14,078,636	207,890,910	198,763,029	84,535	-	-	23,206,517	23,204,196	0.1%
Total	21,832,127	413,496,873	405,734,257	331,879	-	-	29,594,743

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	2,666,636,362	2,666,636,362	-	-

U.S. Treasury Obligations	487,833	-	487,833	-

Money Market Funds	29,594,743	29,594,743	-	-
Total Investments in Securities:	2,696,718,938	2,696,231,105	487,833	-
Derivative Instruments:

Assets
Futures Contracts	25,149	25,149	-	-
Total Assets	25,149	25,149	-	-

Liabilities
Futures Contracts	(5,119)	(5,119)	-	-
Total Liabilities	(5,119)	(5,119)	-	-
Total Derivative Instruments:	20,030	20,030	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	25,149	(5,119)
Total Equity Risk	25,149	(5,119)
Total Value of Derivatives	25,149	(5,119)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $26,685,977) - See accompanying schedule:
Unaffiliated issuers (cost $2,325,754,285)	$2,667,124,195
Fidelity Central Funds (cost $29,594,743)	29,594,743

Total Investment in Securities (cost $2,355,349,028)		$2,696,718,938
Segregated cash with brokers for derivative instruments		47,833
Receivable for fund shares sold		1,574,523
Dividends receivable		589,245
Distributions receivable from Fidelity Central Funds		40,016
Other receivables		231,619
Total assets		2,699,202,174
Liabilities
Payable for fund shares redeemed	$2,489,509
Accrued management fee	157,458
Payable for daily variation margin on futures contracts	85,481
Other payables and accrued expenses	54
Collateral on securities loaned	23,196,481
Total liabilities		25,928,983
Net Assets		$2,673,273,191
Net Assets consist of:
Paid in capital		$2,521,407,893
Total accumulated earnings (loss)		151,865,298
Net Assets		$2,673,273,191
Net Asset Value, offering price and redemption price per share ($2,673,273,191 ÷ 163,552,257 shares)		$16.35
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$80,570,242
Interest		32,036
Income from Fidelity Central Funds (including $84,535 from security lending)		331,879
Total income		80,934,157
Expenses
Management fee	$1,896,845
Independent trustees' fees and expenses	6,744
Interest	3,240
Total expenses before reductions	1,906,829
Expense reductions	(2,277)
Total expenses after reductions		1,904,552
Net Investment income (loss)		79,029,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6,735,529)
Futures contracts	(8,739)
Total net realized gain (loss)		(6,744,268)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(3,259,986)
Futures contracts	(340,044)
Total change in net unrealized appreciation (depreciation)		(3,600,030)
Net gain (loss)		(10,344,298)
Net increase (decrease) in net assets resulting from operations		$68,685,307
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79,029,605	$80,938,902
Net realized gain (loss)	(6,744,268)	(17,610,274)
Change in net unrealized appreciation (depreciation)	(3,600,030)	200,762,871
Net increase (decrease) in net assets resulting from operations	68,685,307	264,091,499
Distributions to shareholders	(74,131,318)	(74,163,935)

Share transactions
Proceeds from sales of shares	768,227,550	582,720,334
Reinvestment of distributions	65,034,407	64,941,837
Cost of shares redeemed	(880,778,269)	(600,106,753)

Net increase (decrease) in net assets resulting from share transactions	(47,516,312)	47,555,418
Total increase (decrease) in net assets	(52,962,323)	237,482,982

Net Assets
Beginning of period	2,726,235,514	2,488,752,532
End of period	$2,673,273,191	$2,726,235,514

Other Information
Shares
Sold	46,200,228	39,317,946
Issued in reinvestment of distributions	3,974,855	4,293,111
Redeemed	(52,895,090)	(40,308,949)
Net increase (decrease)	(2,720,007)	3,302,108

Financial Highlights
Fidelity® Real Estate Index Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.40	$15.27	$17.43	$18.44	$13.58
Income from Investment Operations
Net investment income (loss) A,B	.49	.49	.49	.44	.39
Net realized and unrealized gain (loss)	(.08)	1.09	(2.18)	(1.19)	4.88
Total from investment operations	.41	1.58	(1.69)	(.75)	5.27
Distributions from net investment income	(.46)	(.45)	(.47)	(.26)	(.41)
Total distributions	(.46)	(.45)	(.47)	(.26)	(.41)
Net asset value, end of period	$16.35	$16.40	$15.27	$17.43	$18.44
Total Return C	2.50%	10.63%	(9.70)%	(4.21)%	39.73%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.07%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.07%	.07%	.07%	.07%	.07%
Expenses net of all reductions, if any	.07%	.07%	.07%	.07%	.07%
Net investment income (loss)	2.92%	3.30%	3.25%	2.45%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$2,673,273	$2,726,236	$2,488,753	$2,873,997	$2,939,615
Portfolio turnover rate F	13%	5%	13%	10%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Real Estate Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, futures contracts, capital loss carryforwards, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$608,636,170
Gross unrealized depreciation	(289,222,088)
Net unrealized appreciation (depreciation)	$319,414,082
Tax Cost	$2,377,304,856

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$18,386,730
Capital loss carryforward	$(185,935,514)
Net unrealized appreciation (depreciation) on securities and other investments	$319,414,082

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(77,902,626)
Long-term	(108,032,888)
Total capital loss carryforward	$(185,935,514)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$74,131,318	$74,163,935
Total	$74,131,318	$74,163,935

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Index Fund	357,881,323	375,118,987
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Real Estate Index Fund	Borrower	12,730,000	4.58%	3,240

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Index Fund	387,754	-	-
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Index Fund	8,731	535	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Real Estate Index Fund	4,688,067
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,277.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Real Estate Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $136,461 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 3% of the dividend distributed in June during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 0.12%, 0.79%, and 2.31% of the dividends distributed in September, December, and June, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 99.89%, 99.22%, and 97.70% of the dividends distributed in September, December, and June, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.929343.113
URX-I-ANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025